December 31, *2015*

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Annual *Reports*

TABLE OF CONTENTS

PACIFIC SELECT FUND

Letter to Shareholders	A-1

Performance Discussion	A-3

Schedules of Investments	B-1

Financial Statements:

Statements of Assets and Liabilities	C-1

Statements of Operations	C-9

Statements of Changes in Net Assets	C-17

Statements of Cash Flows	C-25

Financial Highlights	C-26

Notes to Financial Statements	D-1

Report of Independent Registered Public Accounting Firm	E-1

Disclosure of Fund Expenses	F-1

Trustees and Officers Information	F-5

Approval of Investment Advisory and Sub-Advisory Agreements	F-8

Special Meetings of Shareholders	F-25

Where to Go for More Information	F-26

    The 2015 Annual Reports for all underlying investment options other than Pacific Select Fund may be mailed separately to Pacific Life Insurance Company variable life insurance policyholders with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

	Pacific Select Fund
Core Income	Core Income Class I *	34,696	$337,948	$335,041
Diversified Bond	Diversified Bond Class I *	6,760,569	58,575,124	59,602,038
Floating Rate Income	Floating Rate Income Class I *	291,699	3,024,620	3,021,433
Floating Rate Loan	Floating Rate Loan Class I *	2,140,340	13,052,234	13,070,977
High Yield Bond	High Yield Bond Class I *	11,566,170	75,387,784	74,867,819
Inflation Managed	Inflation Managed Class I *	8,945,005	98,813,967	86,594,558
Inflation Strategy	Inflation Strategy Class I *	181,884	1,834,315	1,764,672
Managed Bond	Managed Bond Class I *	21,742,671	250,204,280	257,900,034
Short Duration Bond	Short Duration Bond Class I *	6,893,707	65,292,790	65,848,011
Emerging Markets Debt	Emerging Markets Debt Class I *	339,127	3,440,310	3,155,481
Comstock	Comstock Class I *	4,355,104	41,803,630	49,776,842
Dividend Growth	Dividend Growth Class I *	3,965,086	44,173,852	59,877,241
Equity Index	Equity Index Class I *	12,905,059	392,659,079	598,604,837
Focused Growth	Focused Growth Class I *	1,478,805	21,760,848	29,856,600
Growth	Growth Class I *	9,087,048	137,985,524	190,832,032
Large-Cap Growth	Large-Cap Growth Class I *	6,057,821	35,755,228	49,506,972
Large-Cap Value	Large-Cap Value Class I *	6,372,497	71,403,246	109,614,446
Long/Short Large-Cap	Long/Short Large-Cap Class I *	1,121,802	10,483,061	12,022,519
Main Street® Core	Main Street Core Class I *	6,152,915	117,195,896	181,851,792
Mid-Cap Equity	Mid-Cap Equity Class I *	6,649,819	74,696,907	95,365,021
Mid-Cap Growth	Mid-Cap Growth Class I *	4,462,483	38,793,123	43,457,116
Mid-Cap Value	Mid-Cap Value Class I *	687,492	9,478,820	9,539,376
Small-Cap Equity	Small-Cap Equity Class I *	1,152,424	15,551,995	17,058,917
Small-Cap Growth	Small-Cap Growth Class I *	1,805,900	18,706,103	21,584,105
Small-Cap Index	Small-Cap Index Class I *	11,296,735	127,305,172	192,472,150
Small-Cap Value	Small-Cap Value Class I *	3,870,707	49,537,354	58,862,291
Value Advantage	Value Advantage Class I *	237,164	2,977,810	3,013,632
Emerging Markets	Emerging Markets Class I *	7,957,290	116,323,198	103,403,101
International Large-Cap	International Large-Cap Class I *	18,095,590	119,181,328	136,347,268
International Small-Cap	International Small-Cap Class I *	2,708,948	20,864,189	22,853,752
International Value	International Value Class I *	12,276,583	133,050,655	126,247,530
Health Sciences	Health Sciences Class I *	2,265,568	43,740,300	69,450,172
Real Estate	Real Estate Class I *	4,041,234	68,462,295	88,945,379
Technology	Technology Class I *	3,139,422	15,755,359	17,212,747
Absolute Return	Absolute Return Class I *	4,087	39,838	39,364
Currency Strategies	Currency Strategies Class I *	46,172	482,309	497,179
Equity Long/Short	Equity Long/Short Class I *	455,406	5,297,147	5,267,505
Global Absolute Return	Global Absolute Return Class I *	292,720	3,067,536	3,144,056
Pacific Dynamix - Conservative Growth	Pacific Dynamix - Conservative Growth Class I *	395,878	5,179,115	5,272,395
Pacific Dynamix - Moderate Growth	Pacific Dynamix - Moderate Growth Class I *	1,528,781	22,896,641	24,254,653
Pacific Dynamix - Growth	Pacific Dynamix - Growth Class I *	1,639,484	25,849,408	27,674,933
Portfolio Optimization Conservative	Portfolio Optimization Conservative Class I *	1,458,498	15,901,148	16,446,860
Portfolio Optimization Moderate-Conservative	Portfolio Optimization Moderate-Conservative Class I *	4,107,508	41,973,937	48,238,616
Portfolio Optimization Moderate	Portfolio Optimization Moderate Class I *	17,846,193	179,042,124	216,719,763
Portfolio Optimization Growth	Portfolio Optimization Growth Class I *	24,044,581	237,948,412	301,429,862
Portfolio Optimization Aggressive-Growth	Portfolio Optimization Aggressive-Growth Class I *	10,110,880	101,282,668	127,721,391

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Series II	Invesco V.I. International Growth Series II	535,483	18,857,615	17,692,342

	American Century Variable Portfolios, Inc.
American Century VP Mid Cap Value Class II	American Century VP Mid Cap Value Class II	553,432	10,178,595	10,183,153

	American Funds Insurance Series®
American Funds IS Asset Allocation FundSM Class 4	American Funds IS Asset Allocation Fund Class 4	1,402,538	29,458,357	28,611,779
American Funds IS Growth FundSM Class 4	American Funds IS Growth Fund Class 4	882,820	60,153,710	59,378,444
American Funds IS Growth-Income FundSM Class 4	American Funds IS Growth-Income Fund Class 4	1,447,052	66,837,014	64,856,874

	BlackRock® Variable Series Funds, Inc.
BlackRock Basic Value V.I. Class III	BlackRock Basic Value V.I. Class III	1,561,631	25,538,496	20,738,464
BlackRock Global Allocation V.I. Class III	BlackRock Global Allocation V.I. Class III	4,408,644	63,970,470	57,488,718

See Notes to Financial Statements	G-1	See explanation of symbol on page G-3

PACIFIC SELECT EXEC SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

BlackRock iShares® Alternative Strategies V.I. Class I	BlackRock iShares Alternative Strategies V.I. Class I	35,233	$358,858	$345,285
BlackRock iShares Dynamic Allocation V.I. Class I	BlackRock iShares Dynamic Allocation V.I. Class I	8,060	80,646	76,165
BlackRock iShares Dynamic Fixed Income V.I. Class I	BlackRock iShares Dynamic Fixed Income V.I. Class I	7,168	71,817	69,818
BlackRock iShares Equity Appreciation V.I. Class I	BlackRock iShares Equity Appreciation V.I. Class I	15,502	150,055	141,379

	Dreyfus Variable Investment Fund
Dreyfus Appreciation Service Shares	Dreyfus Appreciation Service Shares	7,415	361,728	333,384

	Fidelity® Variable Insurance Products Funds
Fidelity VIP Contrafund® Service Class 2	Fidelity VIP Contrafund Service Class 2	1,614,506	43,117,241	53,698,470
Fidelity VIP Freedom 2010 Service Class 2	Fidelity VIP Freedom 2010 Service Class 2	145,770	1,720,003	1,760,904
Fidelity VIP Freedom 2015 Service Class 2	Fidelity VIP Freedom 2015 Service Class 2	162,949	1,947,650	1,986,345
Fidelity VIP Freedom 2020 Service Class 2	Fidelity VIP Freedom 2020 Service Class 2	615,078	7,385,794	7,614,668
Fidelity VIP Freedom 2025 Service Class 2	Fidelity VIP Freedom 2025 Service Class 2	684,921	8,671,978	8,725,891
Fidelity VIP Freedom 2030 Service Class 2	Fidelity VIP Freedom 2030 Service Class 2	709,817	8,411,448	8,957,891
Fidelity VIP Freedom 2035 Service Class 2	Fidelity VIP Freedom 2035 Service Class 2	172,073	3,364,751	3,262,496
Fidelity VIP Freedom 2045 Service Class 2	Fidelity VIP Freedom 2045 Service Class 2	141,687	2,629,114	2,543,281
Fidelity VIP Freedom Income Service Class 2	Fidelity VIP Freedom Income Service Class 2	152,085	1,658,431	1,633,397
Fidelity VIP Growth Service Class 2	Fidelity VIP Growth Service Class 2	113,444	6,861,227	7,375,027
Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Mid Cap Service Class 2	1,123,317	34,876,260	35,755,181
Fidelity VIP Government Money Market Service Class	Fidelity VIP Government Money Market Service Class	219,247,622	219,247,622	219,247,622
Fidelity VIP Value Strategies Service Class 2	Fidelity VIP Value Strategies Service Class 2	402,426	5,621,040	5,891,511

	Franklin Templeton Variable Insurance Products Trust
Templeton Foreign VIP Class 2	Templeton Foreign VIP Class 2	1,230,107	19,795,250	16,237,406
Templeton Global Bond VIP Class 2	Templeton Global Bond VIP Class 2	2,352,331	42,927,800	37,166,833

	GE Investments Funds, Inc.
GE Investments Total Return Class 3	GE Investments Total Return Class 3	136,652	2,568,687	2,406,443

	Janus Aspen Series
Janus Aspen Series Enterprise Service Shares	Janus Aspen Series Enterprise Service Shares	194,504	11,268,384	10,633,511
Janus Aspen Series Overseas Service Shares	Janus Aspen Series Overseas Service Shares	508,335	17,776,992	14,152,040

	Lazard Retirement Series, Inc.
Lazard Retirement Global Dynamic Multi Asset Service Class	Lazard Retirement Global Dynamic Multi Asset Service Class	75,218	909,604	865,754
Lazard Retirement U.S. Strategic Equity Service Class	Lazard Retirement U.S. Strategic Equity Service Class	126,107	1,559,542	1,341,783

	Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth - Class II	ClearBridge Variable Aggressive Growth - Class II	771,974	22,016,407	20,032,714
ClearBridge Variable Mid Cap Core - Class II	ClearBridge Variable Mid Cap Core - Class II	651,844	12,423,251	11,648,450

	Legg Mason Partners Variable Income Trust
Western Asset Variable Global High Yield Bond - Class II	Western Asset Variable Global High Yield Bond - Class II	18,037	133,283	120,845

	Lord Abbett Series Fund, Inc.
Lord Abbett Bond Debenture Class VC	Lord Abbett Bond Debenture Class VC	164,732	1,978,064	1,835,112
Lord Abbett Developing Growth Class VC	Lord Abbett Developing Growth Class VC	275,012	6,797,947	6,124,516
Lord Abbett Fundamental Equity Class VC	Lord Abbett Fundamental Equity Class VC	333,812	6,679,816	5,434,455
Lord Abbett Total Return Class VC	Lord Abbett Total Return Class VC	2,156,560	36,692,934	35,044,092

	M Fund, Inc.
I	M International Equity	4,964,012	56,861,192	55,894,776
II	M Large Cap Growth	1,998,742	39,941,946	43,292,761
III	M Capital Appreciation	1,932,687	47,166,019	48,607,075
V	M Large Cap Value	2,255,275	27,712,940	26,995,643

	MFS® Variable Insurance Trust
MFS New Discovery Series - Service Class	MFS New Discovery Series - Service Class	763,301	12,332,708	11,029,697
MFS Utilities Series - Service Class	MFS Utilities Series - Service Class	458,310	14,598,647	11,526,488
MFS Value Series - Service Class	MFS Value Series - Service Class	27,616	507,426	500,400

	Neuberger Berman Advisers Management Trust
Neuberger Berman Socially Responsive I Class	Neuberger Berman Socially Responsive I Class	13,685	307,560	293,678

	Oppenheimer Variable Account Funds
Oppenheimer Global Fund/VA Service Shares	Oppenheimer Global Fund/VA Service Shares	195,583	7,884,716	7,351,953

See Notes to Financial Statements	G-2	See explanation of symbol on page G-3

PACIFIC SELECT EXEC SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

	PIMCO Variable Insurance Trust
PIMCO Global Multi-Asset Managed Allocation - Advisor Class	PIMCO Global Multi-Asset Managed Allocation - Advisor Class	491,230	$6,027,011	$5,590,195

	Royce Capital Fund
Royce Micro-Cap Service Class	Royce Micro-Cap Service Class	191,770	2,159,826	1,764,287

	T. Rowe Price Equity Series, Inc.
T. Rowe Price Blue Chip Growth - II	T. Rowe Price Blue Chip Growth - II *	3,265,833	53,778,663	73,056,685
T. Rowe Price Equity Income - II	T. Rowe Price Equity Income - II	1,929,344	46,752,446	51,571,357

	Van Eck VIP Trust
Van Eck VIP Global Hard Assets Initial Class	Van Eck VIP Global Hard Assets Initial Class	1,573,857	46,042,519	26,566,699

*	The variable accounts did not receive any dividends or capital gains distributions from the underlying portfolios/funds during the reporting period (See Note 3 in Notes to Financial Statements).

See Notes to Financial Statements	G-3

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2015

	Variable Accounts
	Core Income	Diversified Bond	Floating Rate Income	Floating Rate Loan	High Yield Bond	Inflation Managed
ASSETS
Investments in mutual funds, at value	$335,041	$59,602,038	$3,021,433	$13,070,977	$74,867,819	$86,594,558
Receivables:
Due from Pacific Life Insurance Company	-	20,472	40,994	3,480	12,500	-
Investments sold	-	-	-	-	-	2,162
Total Assets	335,041	59,622,510	3,062,427	13,074,457	74,880,319	86,596,720
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	-	2,245
Investments purchased	-	20,493	40,994	3,493	12,411	-
Total Liabilities	-	20,493	40,994	3,493	12,411	2,245
NET ASSETS	$335,041	$59,602,017	$3,021,433	$13,070,964	$74,867,908	$86,594,475
Units Outstanding	34,481	3,982,935	291,820	1,221,751	1,229,387	1,549,397
Accumulation Unit Value	$9.72	$14.96	$10.35	$10.70	$60.90	$55.89
Cost of Investments	$337,948	$58,575,124	$3,024,620	$13,052,234	$75,387,784	$98,813,967
	Inflation Strategy	Managed Bond	Short Duration Bond	Emerging Markets Debt	Comstock	Dividend Growth
ASSETS
Investments in mutual funds, at value	$1,764,672	$257,900,034	$65,848,011	$3,155,481	$49,776,842	$59,877,241
Receivables:
Due from Pacific Life Insurance Company	-	-	52,011	339	19,283	1,314
Investments sold	733	31,084	-	-	-	-
Total Assets	1,765,405	257,931,118	65,900,022	3,155,820	49,796,125	59,878,555
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	734	31,055	-	-	-	-
Investments purchased	-	-	52,016	337	19,102	1,231
Total Liabilities	734	31,055	52,016	337	19,102	1,231
NET ASSETS	$1,764,671	$257,900,063	$65,848,006	$3,155,483	$49,777,023	$59,877,324
Units Outstanding	172,565	3,983,159	5,175,943	331,740	2,641,820	2,576,943
Accumulation Unit Value	$10.23	$64.75	$12.72	$9.51	$18.84	$23.24
Cost of Investments	$1,834,315	$250,204,280	$65,292,790	$3,440,310	$41,803,630	$44,173,852
	Equity Index	Focused Growth	Growth	Large-Cap Growth	Large-Cap Value	Long/Short Large-Cap
ASSETS
Investments in mutual funds, at value	$598,604,837	$29,856,600	$190,832,032	$49,506,972	$109,614,446	$12,022,519
Receivables:
Due from Pacific Life Insurance Company	440,697	83,894	-	-	44,604	-
Investments sold	-	-	168,636	8,462	-	8,991
Total Assets	599,045,534	29,940,494	191,000,668	49,515,434	109,659,050	12,031,510
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	168,550	8,440	-	8,971
Investments purchased	440,345	83,875	-	-	44,217	-
Total Liabilities	440,345	83,875	168,550	8,440	44,217	8,971
NET ASSETS	$598,605,189	$29,856,619	$190,832,118	$49,506,994	$109,614,833	$12,022,539
Units Outstanding	6,492,170	1,219,366	2,413,775	3,623,966	4,134,769	729,210
Accumulation Unit Value	$92.20	$24.49	$79.06	$13.66	$26.51	$16.49
Cost of Investments	$392,659,079	$21,760,848	$137,985,524	$35,755,228	$71,403,246	$10,483,061

See Notes to Financial Statements	H-1

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

	Variable Accounts
	Main Street Core	Mid-Cap Equity	Mid-Cap Growth	Mid-Cap Value	Small-Cap Equity	Small-Cap Growth
ASSETS
Investments in mutual funds, at value	$181,851,792	$95,365,021	$43,457,116	$9,539,376	$17,058,917	$21,584,105
Receivables:
Due from Pacific Life Insurance Company	-	-	8,067	15,481	1,313	-
Investments sold	166,715	118,285	-	-	-	15,085
Total Assets	182,018,507	95,483,306	43,465,183	9,554,857	17,060,230	21,599,190
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	166,688	118,058	-	-	-	15,006
Investments purchased	-	-	8,174	15,501	1,260	-
Total Liabilities	166,688	118,058	8,174	15,501	1,260	15,006
NET ASSETS	$181,851,819	$95,365,248	$43,457,009	$9,539,356	$17,058,970	$21,584,184
Units Outstanding	2,018,936	2,499,895	2,796,056	352,002	714,514	1,043,414
Accumulation Unit Value	$90.07	$38.15	$15.54	$27.10	$23.87	$20.69
Cost of Investments	$117,195,896	$74,696,907	$38,793,123	$9,478,820	$15,551,995	$18,706,103
	Small-Cap Index	Small-Cap Value	Value Advantage	Emerging Markets	International Large-Cap	International Small-Cap
ASSETS
Investments in mutual funds, at value	$192,472,150	$58,862,291	$3,013,632	$103,403,101	$136,347,268	$22,853,752
Receivables:
Due from Pacific Life Insurance Company	-	-	15,249	16,895	43,118	86
Investments sold	96,894	34,584	-	-	-	-
Total Assets	192,569,044	58,896,875	3,028,881	103,419,996	136,390,386	22,853,838
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	97,240	34,549	-	-	-	-
Investments purchased	-	-	15,249	17,000	43,291	72
Total Liabilities	97,240	34,549	15,249	17,000	43,291	72
NET ASSETS	$192,471,804	$58,862,326	$3,013,632	$103,402,996	$136,347,095	$22,853,766
Units Outstanding	6,366,800	1,525,317	237,150	2,898,732	9,068,039	1,789,652
Accumulation Unit Value	$30.23	$38.59	$12.71	$35.67	$15.04	$12.77
Cost of Investments	$127,305,172	$49,537,354	$2,977,810	$116,323,198	$119,181,328	$20,864,189
	International Value	Health Sciences	Real Estate	Technology	Absolute Return	Currency Strategies
ASSETS
Investments in mutual funds, at value	$126,247,530	$69,450,172	$88,945,379	$17,212,747	$39,364	$497,179
Receivables:
Due from Pacific Life Insurance Company	2,410	-	-	-	-	-
Investments sold	-	56,860	80,190	1,225	-	4,413
Total Assets	126,249,940	69,507,032	89,025,569	17,213,972	39,364	501,592
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	56,843	80,256	1,245	-	4,412
Investments purchased	2,429	-	-	-	-	-
Total Liabilities	2,429	56,843	80,256	1,245	-	4,412
NET ASSETS	$126,247,511	$69,450,189	$88,945,313	$17,212,727	$39,364	$497,180
Units Outstanding	4,867,175	1,342,279	1,405,768	1,789,241	4,081	47,174
Accumulation Unit Value	$25.94	$51.74	$63.27	$9.62	$9.65	$10.54
Cost of Investments	$133,050,655	$43,740,300	$68,462,295	$15,755,359	$39,838	$482,309

See Notes to Financial Statements	H-2

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

	Variable Accounts
	Equity Long/Short	Global Absolute Return	Pacific Dynamix - Conservative Growth	Pacific Dynamix - Moderate Growth	Pacific Dynamix - Growth	Portfolio Optimization Conservative
ASSETS
Investments in mutual funds, at value	$5,267,505	$3,144,056	$5,272,395	$24,254,653	$27,674,933	$16,446,860
Receivables:
Due from Pacific Life Insurance Company	-	1	1,292	9,608	17,131	1,132
Total Assets	5,267,505	3,144,057	5,273,687	24,264,261	27,692,064	16,447,992
LIABILITIES
Payables:
Investments purchased	-	-	1,290	9,624	17,130	1,129
Total Liabilities	-	-	1,290	9,624	17,130	1,129
NET ASSETS	$5,267,505	$3,144,057	$5,272,397	$24,254,637	$27,674,934	$16,446,863
Units Outstanding	453,903	299,988	325,544	1,355,447	1,407,429	1,409,870
Accumulation Unit Value	$11.60	$10.48	$16.20	$17.89	$19.66	$11.67
Cost of Investments	$5,297,147	$3,067,536	$5,179,115	$22,896,641	$25,849,408	$15,901,148
	Portfolio Optimization Moderate- Conservative	Portfolio Optimization Moderate	Portfolio Optimization Growth	Portfolio Optimization Aggressive- Growth	Invesco V.I. International Growth Series II	American Century VP Mid Cap Value Class II
ASSETS
Investments in mutual funds, at value	$48,238,616	$216,719,763	$301,429,862	$127,721,391	$17,692,342	$10,183,153
Receivables:
Due from Pacific Life Insurance Company	3,444	38,674	29,339	18,550	40,563	6,689
Total Assets	48,242,060	216,758,437	301,459,201	127,739,941	17,732,905	10,189,842
LIABILITIES
Payables:
Investments purchased	3,500	38,725	29,391	18,651	40,564	6,686
Total Liabilities	3,500	38,725	29,391	18,651	40,564	6,686
NET ASSETS	$48,238,560	$216,719,712	$301,429,810	$127,721,290	$17,692,341	$10,183,156
Units Outstanding	3,984,749	17,370,619	23,509,394	9,924,465	1,459,843	645,029
Accumulation Unit Value	$12.11	$12.48	$12.82	$12.87	$12.12	$15.79
Cost of Investments	$41,973,937	$179,042,124	$237,948,412	$101,282,668	$18,857,615	$10,178,595
	American Funds IS Asset Allocation Fund Class 4	American Funds IS Growth Fund Class 4	American Funds IS Growth-Income Fund Class 4	BlackRock Basic Value V.I. Class III	BlackRock Global Allocation V.I. Class III	BlackRock iShare Alternative Strategies V.I. Class I
ASSETS
Investments in mutual funds, at value	$28,611,779	$59,378,444	$64,856,874	$20,738,464	$57,488,718	$345,285
Receivables:
Due from Pacific Life Insurance Company	547,740	-	-	24,617	-	-
Investments sold	-	48,508	138,478	-	2,241	-
Total Assets	29,159,519	59,426,952	64,995,352	20,763,081	57,490,959	345,285
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	48,518	138,468	-	2,237	-
Investments purchased	547,741	-	-	24,608	-	-
Total Liabilities	547,741	48,518	138,468	24,608	2,237	-
NET ASSETS	$28,611,778	$59,378,434	$64,856,884	$20,738,473	$57,488,722	$345,285
Units Outstanding	1,284,667	2,624,363	3,216,948	1,128,066	2,967,748	36,525
Accumulation Unit Value	$22.27	$22.63	$20.16	$18.38	$19.37	$9.45
Cost of Investments	$29,458,357	$60,153,710	$66,837,014	$25,538,496	$63,970,470	$358,858

See Notes to Financial Statements	H-3

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

	Variable Accounts
	BlackRock iShares Dynamic Allocation V.I. Class I	BlackRock iShares Dynamic Fixed Income V.I. Class I	BlackRock iShares Equity Appreciation V.I. Class I	Dreyfus Appreciation Service Shares	Fidelity VIP Contrafund Service Class 2	Fidelity VIP Freedom 2010 Service Class 2
ASSETS
Investments in mutual funds, at value	$76,165	$69,818	$141,379	$333,384	$53,698,470	$1,760,904
Receivables:
Due from Pacific Life Insurance Company	330	4,364	-	1	-	-
Investments sold	-	-	-	-	54,937	-
Total Assets	76,495	74,182	141,379	333,385	53,753,407	1,760,904
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	55,022	1
Investments purchased	330	4,364	-	1	-	-
Total Liabilities	330	4,364	-	1	55,022	1
NET ASSETS	$76,165	$69,818	$141,379	$333,384	$53,698,385	$1,760,903
Units Outstanding	8,208	7,130	15,973	28,744	2,375,038	130,571
Accumulation Unit Value	$9.28	$9.79	$8.85	$11.60	$22.61	$13.49
Cost of Investments	$80,646	$71,817	$150,055	$361,728	$43,117,241	$1,720,003
	Fidelity VIP Freedom 2015 Service Class 2	Fidelity VIP Freedom 2020 Service Class 2	Fidelity VIP Freedom 2025 Service Class 2	Fidelity VIP Freedom 2030 Service Class 2	Fidelity VIP Freedom 2035 Service Class 2	Fidelity VIP Freedom 2045 Service Class 2
ASSETS
Investments in mutual funds, at value	$1,986,345	$7,614,668	$8,725,891	$8,957,891	$3,262,496	$2,543,281
Receivables:
Due from Pacific Life Insurance Company	316	2,194	644	862	1,395	1,113
Total Assets	1,986,661	7,616,862	8,726,535	8,958,753	3,263,891	2,544,394
LIABILITIES
Payables:
Investments purchased	319	2,184	638	858	1,394	1,113
Total Liabilities	319	2,184	638	858	1,394	1,113
NET ASSETS	$1,986,342	$7,614,678	$8,725,897	$8,957,895	$3,262,497	$2,543,281
Units Outstanding	148,567	583,650	645,860	689,894	241,330	186,129
Accumulation Unit Value	$13.37	$13.05	$13.51	$12.98	$13.52	$13.66
Cost of Investments	$1,947,650	$7,385,794	$8,671,978	$8,411,448	$3,364,751	$2,629,114
	Fidelity VIP Freedom Income Service Class 2	Fidelity VIP Growth Service Class 2	Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Government Money Market Service Class	Fidelity VIP Value Strategies Service Class 2	Templeton Foreign VIP Class 2
ASSETS
Investments in mutual funds, at value	$1,633,397	$7,375,027	$35,755,181	$219,247,622	$5,891,511	$16,237,406
Receivables:
Due from Pacific Life Insurance Company	319	8,463	4,395	-	349	-
Investments sold	-	-	-	249,390	-	4,680
Total Assets	1,633,716	7,383,490	35,759,576	219,497,012	5,891,860	16,242,086
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	249,344	-	4,038
Investments purchased	320	8,457	4,299	-	344	-
Total Liabilities	320	8,457	4,299	249,344	344	4,038
NET ASSETS	$1,633,396	$7,375,033	$35,755,277	$219,247,668	$5,891,516	$16,238,048
Units Outstanding	127,155	332,587	1,513,887	21,920,422	304,470	1,447,786
Accumulation Unit Value	$12.85	$22.17	$23.62	$10.00	$19.35	$11.22
Cost of Investments	$1,658,431	$6,861,227	$34,876,260	$219,247,622	$5,621,040	$19,795,250

See Notes to Financial Statements	H-4

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

	Variable Accounts
	Templeton Global Bond VIP Class 2	GE Investments Total Return Class 3	Janus Aspen Series Enterprise Service Shares	Janus Aspen Series Overseas Service Shares	Lazard Retirement Global Dynamic Multi Asset Service Class	Lazard Retirement U.S. Strategic Equity Service Class
ASSETS
Investments in mutual funds, at value	$37,166,833	$2,406,443	$10,633,511	$14,152,040	$865,754	$1,341,783
Receivables:
Due from Pacific Life Insurance Company	-	-	4,226	-	340	-
Investments sold	10,052	-	-	21,611	-	-
Total Assets	37,176,885	2,406,443	10,637,737	14,173,651	866,094	1,341,783
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	10,028	-	-	21,736	-	2
Investments purchased	-	-	4,227	-	340	-
Total Liabilities	10,028	-	4,227	21,736	340	2
NET ASSETS	$37,166,857	$2,406,443	$10,633,510	$14,151,915	$865,754	$1,341,781
Units Outstanding	3,133,530	175,726	533,026	1,576,129	85,433	95,010
Accumulation Unit Value	$11.86	$13.69	$19.95	$8.98	$10.13	$14.12
Cost of Investments	$42,927,800	$2,568,687	$11,268,384	$17,776,992	$909,604	$1,559,542
	ClearBridge Variable Aggressive Growth - Class II	ClearBridge Variable Mid Cap Core - Class II	Western Asset Variable Global High Yield Bond - Class II	Lord Abbett Bond Debenture Class VC	Lord Abbett Developing Growth Class VC	Lord Abbett Fundamental Equity Class VC
ASSETS
Investments in mutual funds, at value	$20,032,714	$11,648,450	$120,845	$1,835,112	$6,124,516	$5,434,455
Receivables:
Due from Pacific Life Insurance Company	737	19,814	-	1,835	956	460
Total Assets	20,033,451	11,668,264	120,845	1,836,947	6,125,472	5,434,915
LIABILITIES
Payables:
Investments purchased	740	19,823	-	1,814	1,061	459
Total Liabilities	740	19,823	-	1,814	1,061	459
NET ASSETS	$20,032,711	$11,648,441	$120,845	$1,835,133	$6,124,411	$5,434,456
Units Outstanding	987,201	655,123	13,290	184,261	413,212	343,590
Accumulation Unit Value	$20.29	$17.78	$9.09	$9.96	$14.82	$15.82
Cost of Investments	$22,016,407	$12,423,251	$133,283	$1,978,064	$6,797,947	$6,679,816
	Lord Abbett Total Return Class VC	I	II	III	V	MFS New Discovery Series - Service Class
ASSETS
Investments in mutual funds, at value	$35,044,092	$55,894,776	$43,292,761	$48,607,075	$26,995,643	$11,029,697
Receivables:
Due from Pacific Life Insurance Company	3,615	30,527	10,686	12,024	76	4,419
Total Assets	35,047,707	55,925,303	43,303,447	48,619,099	26,995,719	11,034,116
LIABILITIES
Payables:
Investments purchased	3,635	30,579	10,705	12,021	305	4,425
Total Liabilities	3,635	30,579	10,705	12,021	305	4,425
NET ASSETS	$35,044,072	$55,894,724	$43,292,742	$48,607,078	$26,995,414	$11,029,691
Units Outstanding	3,418,774	1,736,068	943,079	732,052	1,086,046	624,822
Accumulation Unit Value	$10.25	$32.20	$45.91	$66.40	$24.86	$17.65
Cost of Investments	$36,692,934	$56,861,192	$39,941,946	$47,166,019	$27,712,940	$12,332,708

See Notes to Financial Statements	H-5

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

	Variable Accounts
	MFS Utilities Series - Service Class	MFS Value Series - Service Class	Neuberger Berman Socially Responsive I Class	Oppenheimer Global Fund/VA Service Shares	PIMCO Global Multi-Asset Managed Allocation - Advisor Class	Royce Micro-Cap Service Class
ASSETS
Investments in mutual funds, at value	$11,526,488	$500,400	$293,678	$7,351,953	$5,590,195	$1,764,287
Receivables:
Due from Pacific Life Insurance Company	-	33	429	5,619	5,908	74
Investments sold	688	-	-	-	-	-
Total Assets	11,527,176	500,433	294,107	7,357,572	5,596,103	1,764,361
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	673	-	-	-	-	-
Investments purchased	-	33	429	5,619	5,997	105
Total Liabilities	673	33	429	5,619	5,997	105
NET ASSETS	$11,526,503	$500,400	$293,678	$7,351,953	$5,590,106	$1,764,256
Units Outstanding	794,088	51,469	22,139	602,661	584,822	159,296
Accumulation Unit Value	$14.52	$9.72	$13.27	$12.20	$9.56	$11.08
Cost of Investments	$14,598,647	$507,426	$307,560	$7,884,716	$6,027,011	$2,159,826
	T. Rowe Price Blue Chip Growth - II	T. Rowe Price Equity Income - II	Van Eck VIP Global Hard Assets Initial Class
ASSETS
Investments in mutual funds, at value	$73,056,685	$51,571,357	$26,566,699
Receivables:
Due from Pacific Life Insurance Company	34,191	1,155	34,608
Total Assets	73,090,876	51,572,512	26,601,307
LIABILITIES
Payables:
Investments purchased	34,238	1,272	34,629
Total Liabilities	34,238	1,272	34,629
NET ASSETS	$73,056,638	$51,571,240	$26,566,678
Units Outstanding	2,891,214	2,995,626	1,815,250
Accumulation Unit Value	$25.27	$17.22	$14.64
Cost of Investments	$53,778,663	$46,752,446	$46,042,519

See Notes to Financial Statements	H-6

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2015

	Variable Accounts
	Core Income (1)	Diversified Bond	Floating Rate Income	Floating Rate Loan	High Yield Bond	Inflation Managed
INVESTMENT INCOME
Dividends (2)	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(1,755)	405,687	17,901	179,933	2,830,927	(2,010,579)
Capital gains distributions (2)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(1,755)	405,687	17,901	179,933	2,830,927	(2,010,579)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(2,907)	(108,385)	13,138	(294,697)	(6,264,084)	(645,566)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($4,662)	$297,302	$31,039	($114,764)	($3,433,157)	($2,656,145)
	Inflation Strategy	Managed Bond	Short Duration Bond	Emerging Markets Debt	Comstock	Dividend Growth
INVESTMENT INCOME
Dividends (2)	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(25,226)	3,379,706	156,664	(170,240)	2,448,131	2,168,135
Capital gains distributions (2)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(25,226)	3,379,706	156,664	(170,240)	2,448,131	2,168,135
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(39,796)	(1,629,584)	62,733	(14,968)	(5,590,927)	(960,135)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($65,022)	$1,750,122	$219,397	($185,208)	($3,142,796)	$1,208,000
	Equity Index	Focused Growth	Growth	Large-Cap Growth	Large-Cap Value	Long/Short Large-Cap
INVESTMENT INCOME
Dividends (2)	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	17,582,638	2,615,177	(3,650,414)	2,559,558	4,537,866	1,474,734
Capital gains distributions (2)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	17,582,638	2,615,177	(3,650,414)	2,559,558	4,537,866	1,474,734
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(11,357,992)	17,957	17,483,698	308,731	(8,007,728)	(1,819,853)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,224,646	$2,633,134	$13,833,284	$2,868,289	($3,469,862)	($345,119)

(1) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(2) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	H-7

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2015

	Variable Accounts
	Main Street Core	Mid-Cap Equity	Mid-Cap Growth	Mid-Cap Value	Small-Cap Equity	Small-Cap Growth
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	6,165,917	858,206	1,142,230	697,897	741,489	453,819
Capital gains distributions (1)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	6,165,917	858,206	1,142,230	697,897	741,489	453,819
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(104,379)	856,478	(3,696,820)	(665,517)	(2,203,887)	(2,350,095)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,061,538	$1,714,684	($2,554,590)	$32,380	($1,462,398)	($1,896,276)
	Small-Cap Index	Small-Cap Value	Value Advantage	Emerging Markets	International Large-Cap	International Small-Cap
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	4,616,732	1,961,615	235,151	2,791,032	4,946,050	913,794
Capital gains distributions (1)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	4,616,732	1,961,615	235,151	2,791,032	4,946,050	913,794
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(14,827,373)	(4,751,234)	(414,266)	(21,022,205)	(6,091,637)	2,103
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($10,210,641)	($2,789,619)	($179,115)	($18,231,173)	($1,145,587)	$915,897
	International Value	Health Sciences	Real Estate	Technology	Absolute Return (2)	Currency Strategies
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(8,185,066)	7,556,276	16,146,169	623,820	(266)	6,982
Capital gains distributions (1)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(8,185,066)	7,556,276	16,146,169	623,820	(266)	6,982
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	4,776,445	(1,929,844)	(14,166,042)	(1,212,446)	(474)	(1,374)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($3,408,621)	$5,626,432	$1,980,127	($588,626)	($740)	$5,608

(1) See Note 3 in Notes to Financial Statements.

(2) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements	H-8

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2015

	Variable Accounts
			Pacific	Pacific
		Global	Dynamix -	Dynamix -	Pacific	Portfolio
	Equity	Absolute	Conservative	Moderate	Dynamix -	Optimization
	Long/Short (1)	Return	Growth	Growth	Growth	Conservative
INVESTMENT INCOME
Dividends (2)	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	1,380	39,619	156,575	307,120	524,872	574,479
Capital gains distributions (2)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	1,380	39,619	156,575	307,120	524,872	574,479
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(29,642)	(4,480)	(222,172)	(783,049)	(1,214,131)	(541,919)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	($28,262)	$35,139	($65,597)	($475,929)	($689,259)	$32,560
	Portfolio			Portfolio Optimization Aggressive-		American Century
	Optimization	Portfolio	Portfolio		Invesco V.I.
	Moderate-	Optimization	Optimization		International	VP Mid Cap
	Conservative	Moderate	Growth	Growth	Growth Series II	Value Class II
INVESTMENT INCOME
Dividends (2)	$-	$-	$-	$-	$222,256	$152,391
Net Investment Income	-	-	-	-	222,256	152,391
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	786,049	6,104,984	5,264,940	2,989,454	99,214	343,351
Capital gains distributions (2)	-	-	-	-	-	447,003
Realized Gain (Loss) on Investments	786,049	6,104,984	5,264,940	2,989,454	99,214	790,354
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(945,845)	(6,916,052)	(6,013,790)	(4,266,279)	(1,158,537)	(1,124,859)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	($159,796)	($811,068)	($748,850)	($1,276,825)	($837,067)	($182,114)
	American Funds IS Asset Allocation	American Funds IS Growth	American Funds IS Growth-Income	BlackRock Basic Value	BlackRock Global Allocation	BlackRock iShare Alternative Strategies

	Fund Class 4 (1)	Fund Class 4 (1)	Fund Class 4 (1)	V.I. Class III	V.I. Class III	V.I. Class I (1)
INVESTMENT INCOME
Dividends (2)	$412,618	$405,187	$817,165	$281,568	$623,436	$10,509
Net Investment Income	412,618	405,187	817,165	281,568	623,436	10,509
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	3,834	342	(9,603)	1,305,232	287,365	(516)
Capital gains distributions (2)	-	-	-	2,523,441	3,543,199	-
Realized Gain (Loss) on Investments	3,834	342	(9,603)	3,828,673	3,830,564	(516)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(846,578)	(775,266)	(1,980,140)	(5,497,836)	(5,049,578)	(13,573)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	($430,126)	($369,737)	($1,172,578)	($1,387,595)	($595,578)	($3,580)

(1) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(2) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	H-9

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2015

	Variable Accounts
	BlackRock	BlackRock	BlackRock iShares Equity Appreciation
	iShares Dynamic	iShares Dynamic		Dreyfus	Fidelity VIP	Fidelity VIP
	Allocation	Fixed Income		Appreciation	Contrafund	Freedom 2010
	V.I. Class I (1)	V.I. Class I (1)	V.I. Class I (1)	Service Shares	Service Class 2	Service Class 2
INVESTMENT INCOME
Dividends (2)	$1,442	$1,246	$2,545	$6,076	$447,540	$28,495
Net Investment Income	1,442	1,246	2,545	6,076	447,540	28,495
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(238)	(187)	(191)	(6,366)	5,125,784	16,619
Capital gains distributions (2)	-	-	-	21,588	5,180,890	4,914
Realized Gain (Loss) on Investments	(238)	(187)	(191)	15,222	10,306,674	21,533
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(4,481)	(1,999)	(8,676)	(33,428)	(10,479,207)	(43,562)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	($3,277)	($940)	($6,322)	($12,130)	$275,007	$6,466
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2015	Freedom 2020	Freedom 2025	Freedom 2030	Freedom 2035	Freedom 2045
	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2
INVESTMENT INCOME
Dividends (2)	$32,618	$125,695	$144,258	$135,679	$46,655	$39,613
Net Investment Income	32,618	125,695	144,258	135,679	46,655	39,613
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	101,861	385,888	426,740	243,353	10,713	20,836
Capital gains distributions (2)	10,759	34,500	46,150	48,564	16,333	13,531
Realized Gain (Loss) on Investments	112,620	420,388	472,890	291,917	27,046	34,367
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(147,013)	(551,977)	(722,664)	(485,487)	(110,949)	(115,472)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	($1,775)	($5,894)	($105,516)	($57,891)	($37,248)	($41,492)
				Fidelity VIP	Fidelity VIP Value Strategies
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Government		Templeton
	Freedom Income	Growth	Mid Cap	Money Market		Foreign
	Service Class 2	Service Class 2	Service Class 2	Service Class	Service Class 2	VIP Class 2
INVESTMENT INCOME
Dividends (2)	$25,894	$2,277	$95,499	$17,845	$56,221	$508,789
Net Investment Income	25,894	2,277	95,499	17,845	56,221	508,789
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	9,993	1,122,966	1,922,207	-	348,709	(435,150)
Capital gains distributions (2)	2,256	246,292	4,613,489	-	4,656	519,667
Realized Gain (Loss) on Investments	12,249	1,369,258	6,535,696	-	353,365	84,517
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(49,762)	(884,790)	(7,164,762)	-	(641,235)	(1,676,012)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	($11,619)	$486,745	($533,567)	$17,845	($231,649)	($1,082,706)

(1) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(2) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	H-10

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2015

	Variable Accounts
					Lazard Retirement Global Dynamic	Lazard
		GE Investments	Janus Aspen Series	Janus Aspen Series		Retirement
	Templeton					U.S. Strategic
	Global Bond	Total Return	Enterprise	Overseas	Multi Asset	Equity
	VIP Class 2	Class 3	Service Shares	Service Shares	Service Class	Service Class
INVESTMENT INCOME
Dividends (1)	$3,032,254	$38,193	$51,581	$83,762	$-	$6,078
Net Investment Income	3,032,254	38,193	51,581	83,762	-	6,078
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(547,414)	32,865	570,691	(676,541)	(11,667)	(137,856)
Capital gains distributions (1)	196,942	78,263	1,026,459	500,867	20,783	91,946
Realized Gain (Loss) on Investments	(350,472)	111,128	1,597,150	(175,674)	9,116	(45,910)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(4,369,359)	(181,489)	(1,441,864)	(1,299,575)	(17,222)	(35,508)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	($1,687,577)	($32,168)	$206,867	($1,391,487)	($8,106)	($75,340)
	ClearBridge	ClearBridge	Western Asset	Lord Abbett	Lord Abbett	Lord Abbett
	Variable	Variable	Variable Global	Bond	Developing	Fundamental
	Aggressive	Mid Cap	High Yield Bond -	Debenture	Growth	Equity
	Growth - Class II	Core - Class II	Class II (2)	Class VC	Class VC	Class VC
INVESTMENT INCOME
Dividends (1)	$16,177	$15,753	$6,679	$75,595	$-	$65,435
Net Investment Income	16,177	15,753	6,679	75,595	-	65,435
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	791,863	2,710,627	(570)	(49,788)	100,617	(139,832)
Capital gains distributions (1)	2,148,196	688,219	-	8,398	49,977	463,945
Realized Gain (Loss) on Investments	2,940,059	3,398,846	(570)	(41,390)	150,594	324,113
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(3,452,679)	(3,087,229)	(12,438)	(89,338)	(824,563)	(591,549)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	($496,443)	$327,370	($6,329)	($55,133)	($673,969)	($202,001)
						MFS New
	Lord Abbett					Discovery
	Total Return					Series -
	Class VC	I	II	III	V	Service Class
INVESTMENT INCOME
Dividends (1)	$970,932	$990,516	$12,220	$-	$374,475	$-
Net Investment Income	970,932	990,516	12,220	-	374,475	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	67,946	2,124,748	4,711,392	2,083,541	948,662	(1,409,965)
Capital gains distributions (1)	50,427	-	7,332,131	5,578,408	2,407,097	485,071
Realized Gain (Loss) on Investments	118,373	2,124,748	12,043,523	7,661,949	3,355,759	(924,894)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(1,451,050)	(5,071,568)	(8,649,585)	(11,027,108)	(4,009,947)	549,689
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	($361,745)	($1,956,304)	$3,406,158	($3,365,159)	($279,713)	($375,205)

(1) See Note 3 in Notes to Financial Statements.

(2) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements	H-11

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2015

	Variable Accounts
					PIMCO Global
	MFS	MFS	Neuberger Berman		Multi-Asset
	Utilities	Value	Socially	Oppenheimer	Managed	Royce
	Series -	Series -	Responsive	Global Fund/VA	Allocation -	Micro-Cap
	Service Class	Service Class (1)	I Class	Service Shares	Advisor Class	Service Class
INVESTMENT INCOME
Dividends (2)	$538,119	$1,550	$1,694	$55,181	$96,821	$-
Net Investment Income	538,119	1,550	1,694	55,181	96,821	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	1,446,616	7,020	11,510	8,678	(69,150)	3,749
Capital gains distributions (2)	944,460	4,370	26,788	339,936	-	106,535
Realized Gain (Loss) on Investments	2,391,076	11,390	38,298	348,614	(69,150)	110,284
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(4,904,619)	(7,026)	(35,805)	(481,187)	(42,335)	(341,751)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	($1,975,424)	$5,914	$4,187	($77,392)	($14,664)	($231,467)
			Van Eck
	T. Rowe Price	T. Rowe Price	VIP Global
	Blue Chip	Equity	Hard Assets
	Growth - II	Income - II	Initial Class
INVESTMENT INCOME
Dividends (2)	$-	$847,925	$11,522
Net Investment Income	-	847,925	11,522
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	3,278,239	1,352,147	(5,581,637)
Capital gains distributions (2)	-	1,164,300	-
Realized Gain (Loss) on Investments	3,278,239	2,516,447	(5,581,637)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	3,313,467	(7,175,330)	(8,884,304)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$6,591,706	($3,810,958)	($14,454,419)

(1) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(2) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	H-12

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	Core Income (1)		Diversified Bond		Floating Rate Income
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-		$-	$-	$-	$-
Realized gain (loss) on investments	(1,755)		405,687	353,798	17,901	52,175
Change in net unrealized appreciation (depreciation) on investments	(2,907)		(108,385)	1,193,558	13,138	(31,596)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(4,662)		297,302	1,547,356	31,039	20,579
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	45,340		2,047,954	1,210,287	1,010,611	150,795
Transfers between variable and fixed accounts, net	304,919		20,087,031	23,891,909	(54,674)	1,287,054
Policy maintenance charges	(10,174)		(2,457,175)	(1,099,487)	(146,569)	(98,490)
Policy benefits and terminations	-		(2,917,825)	(1,872,282)	(233,868)	(86,211)
Policy loans and loan repayments (2)	(441)		(127,533)	(69,470)	(9,479)	38,966
Other (2)	59		14,371	5,620	241	344
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	339,703		16,646,823	22,066,577	566,262	1,292,458
NET INCREASE (DECREASE) IN NET ASSETS	335,041		16,944,125	23,613,933	597,301	1,313,037
NET ASSETS
Beginning of Year or Period	-		42,657,892	19,043,959	2,424,132	1,111,095
End of Year or Period	$335,041		$59,602,017	$42,657,892	$3,021,433	$2,424,132

	Floating Rate Loan		High Yield Bond		Inflation Managed
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	179,933	1,019	2,830,927	1,748,244	(2,010,579)	(2,091,830)
Change in net unrealized appreciation (depreciation) on investments	(294,697)	200,092	(6,264,084)	(1,298,833)	(645,566)	5,383,843
Net Increase (Decrease) in Net Assets
Resulting from Operations	(114,764)	201,111	(3,433,157)	449,411	(2,656,145)	3,292,013
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	924,608	1,533,272	4,502,854	4,694,505	4,573,194	4,765,536
Transfers between variable and fixed accounts, net	(1,455,160)	(6,216,492)	(7,924,483)	(745,239)	(2,289,679)	(6,002,894)
Policy maintenance charges	(741,960)	(905,499)	(3,855,934)	(4,282,284)	(4,347,273)	(4,702,806)
Policy benefits and terminations	(607,195)	(605,913)	(3,482,442)	(3,933,672)	(4,991,105)	(5,163,750)
Policy loans and loan repayments (2)	537	(489)	355,058	(316,266)	303,399	(420,037)
Other (2)	6,542	5,568	29,167	26,043	33,650	26,615
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(1,872,628)	(6,189,553)	(10,375,780)	(4,556,913)	(6,717,814)	(11,497,336)
NET INCREASE (DECREASE) IN NET ASSETS	(1,987,392)	(5,988,442)	(13,808,937)	(4,107,502)	(9,373,959)	(8,205,323)
NET ASSETS
Beginning of Year	15,058,356	21,046,798	88,676,845	92,784,347	95,968,434	104,173,757
End of Year	$13,070,964	$15,058,356	$74,867,908	$88,676,845	$86,594,475	$95,968,434

(1) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(2) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	H-13

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	Inflation Strategy		Managed Bond		Short Duration Bond
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(25,226)	(72,384)	3,379,706	6,690,333	156,664	69,226
Change in net unrealized appreciation (depreciation) on investments	(39,796)	83,316	(1,629,584)	7,306,821	62,733	346,649
Net Increase (Decrease) in Net Assets
Resulting from Operations	(65,022)	10,932	1,750,122	13,997,154	219,397	415,875
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	262,451	141,630	13,824,034	15,142,531	4,868,585	4,063,810
Transfers between variable and fixed accounts, net	339,767	65,839	(11,664,148)	(35,987,272)	5,101,014	9,133,626
Policy maintenance charges	(76,772)	(58,722)	(12,986,260)	(15,103,790)	(3,581,147)	(3,300,557)
Policy benefits and terminations	(29,981)	(21,700)	(12,349,963)	(27,593,912)	(7,125,484)	(2,920,138)
Policy loans and loan repayments (1)	(24,362)	(181,876)	(40,624)	(1,835,326)	(909,228)	(589,648)
Other (1)	638	404	69,162	50,570	30,167	25,483
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	471,741	(54,425)	(23,147,799)	(65,327,199)	(1,616,093)	6,412,576
NET INCREASE (DECREASE) IN NET ASSETS	406,719	(43,493)	(21,397,677)	(51,330,045)	(1,396,696)	6,828,451
NET ASSETS
Beginning of Year	1,357,952	1,401,445	279,297,740	330,627,785	67,244,702	60,416,251
End of Year	$1,764,671	$1,357,952	$257,900,063	$279,297,740	$65,848,006	$67,244,702

	Emerging Markets Debt		Comstock		Dividend Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(170,240)	(45,041)	2,448,131	3,915,510	2,168,135	2,771,339
Change in net unrealized appreciation (depreciation) on investments	(14,968)	(133,859)	(5,590,927)	626,622	(960,135)	3,277,749
Net Increase (Decrease) in Net Assets
Resulting from Operations	(185,208)	(178,900)	(3,142,796)	4,542,132	1,208,000	6,049,088
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	262,580	172,932	4,241,282	3,819,385	3,263,805	2,899,201
Transfers between variable and fixed accounts, net	(372,096)	727,888	(1,210,474)	4,042,184	3,791,523	(136,211)
Policy maintenance charges	(134,130)	(115,842)	(2,878,657)	(2,734,211)	(2,544,426)	(2,290,963)
Policy benefits and terminations	(78,195)	(44,221)	(1,781,064)	(1,947,501)	(2,438,223)	(2,660,292)
Policy loans and loan repayments (1)	(24,481)	9,423	(144,593)	(432,337)	(49,796)	(212,795)
Other (1)	1,090	4,199	9,393	7,601	11,046	12,183
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(345,232)	754,379	(1,764,113)	2,755,121	2,033,929	(2,388,877)
NET INCREASE (DECREASE) IN NET ASSETS	(530,440)	575,479	(4,906,909)	7,297,253	3,241,929	3,660,211
NET ASSETS
Beginning of Year	3,685,923	3,110,444	54,683,932	47,386,679	56,635,395	52,975,184
End of Year	$3,155,483	$3,685,923	$49,777,023	$54,683,932	$59,877,324	$56,635,395

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	H-14

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	Equity Index		Focused Growth		Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	17,582,638	15,028,744	2,615,177	1,068,548	(3,650,414)	(3,867,038)
Change in net unrealized appreciation (depreciation) on investments	(11,357,992)	54,318,620	17,957	1,327,482	17,483,698	20,048,274
Net Increase (Decrease) in Net Assets
Resulting from Operations	6,224,646	69,347,364	2,633,134	2,396,030	13,833,284	16,181,236
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	22,738,178	20,744,473	1,324,584	1,387,537	8,182,679	8,433,013
Transfers between variable and fixed accounts, net	22,271,751	37,501,141	2,360,395	(322,966)	(5,070,854)	(7,659,607)
Policy maintenance charges	(23,002,025)	(21,663,522)	(1,288,552)	(1,271,954)	(9,338,929)	(10,094,892)
Policy benefits and terminations	(20,804,611)	(35,511,029)	(1,387,881)	(858,645)	(10,267,543)	(10,482,995)
Policy loans and loan repayments (1)	(385,989)	(1,670,326)	(180,423)	(98,599)	318,127	(1,104,215)
Other (1)	131,680	104,717	4,005	7,726	5,602	15,740
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	948,984	(494,546)	832,128	(1,156,901)	(16,170,918)	(20,892,956)
NET INCREASE (DECREASE) IN NET ASSETS	7,173,630	68,852,818	3,465,262	1,239,129	(2,337,634)	(4,711,720)
NET ASSETS
Beginning of Year	591,431,559	522,578,741	26,391,357	25,152,228	193,169,752	197,881,472
End of Year	$598,605,189	$591,431,559	$29,856,619	$26,391,357	$190,832,118	$193,169,752

	Large-Cap Growth		Large-Cap Value		Long/Short Large-Cap
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	2,559,558	2,911,176	4,537,866	1,484,581	1,474,734	359,967
Change in net unrealized appreciation (depreciation) on investments	308,731	693,293	(8,007,728)	11,483,203	(1,819,853)	1,394,342
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,868,289	3,604,469	(3,469,862)	12,967,784	(345,119)	1,754,309
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,705,488	2,642,147	5,336,897	4,864,343	591,632	577,233
Transfers between variable and fixed accounts, net	2,968,662	(241,990)	(6,194,441)	(1,847,406)	(336,987)	2,190,755
Policy maintenance charges	(2,169,963)	(2,197,959)	(4,471,685)	(4,642,466)	(585,700)	(463,775)
Policy benefits and terminations	(2,779,421)	(2,463,247)	(4,524,655)	(4,619,280)	(835,072)	(388,065)
Policy loans and loan repayments (1)	(277,416)	(308,479)	(393,164)	87,021	(109,877)	(217,568)
Other (1)	(1,141)	4,563	12,110	8,087	3,839	4,919
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	446,209	(2,564,965)	(10,234,938)	(6,149,701)	(1,272,165)	1,703,499
NET INCREASE (DECREASE) IN NET ASSETS	3,314,498	1,039,504	(13,704,800)	6,818,083	(1,617,284)	3,457,808
NET ASSETS
Beginning of Year	46,192,496	45,152,992	123,319,633	116,501,550	13,639,823	10,182,015
End of Year	$49,506,994	$46,192,496	$109,614,833	$123,319,633	$12,022,539	$13,639,823

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	H-15

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	Main Street Core		Mid-Cap Equity		Mid-Cap Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	6,165,917	3,608,676	858,206	525,539	1,142,230	1,671,764
Change in net unrealized appreciation (depreciation) on investments	(104,379)	15,538,142	856,478	3,796,196	(3,696,820)	2,240,864
Net Increase (Decrease) in Net Assets
Resulting from Operations	6,061,538	19,146,818	1,714,684	4,321,735	(2,554,590)	3,912,628
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	8,218,586	8,332,110	3,946,893	4,386,035	3,051,798	2,890,016
Transfers between variable and fixed accounts, net	(3,530,811)	(899,285)	(3,646,903)	(4,523,258)	(2,436,169)	(2,059,638)
Policy maintenance charges	(9,642,910)	(9,542,673)	(4,068,445)	(4,443,745)	(2,238,157)	(2,265,422)
Policy benefits and terminations	(7,852,673)	(11,877,943)	(4,262,738)	(6,003,537)	(1,552,013)	(1,853,863)
Policy loans and loan repayments (1)	689,085	(1,246,185)	(239,115)	(617,498)	(194,954)	(170,316)
Other (1)	13,616	5,180	10,312	12,294	8,784	2,847
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(12,105,107)	(15,228,796)	(8,259,996)	(11,189,709)	(3,360,711)	(3,456,376)
NET INCREASE (DECREASE) IN NET ASSETS	(6,043,569)	3,918,022	(6,545,312)	(6,867,974)	(5,915,301)	456,252
NET ASSETS
Beginning of Year	187,895,388	183,977,366	101,910,560	108,778,534	49,372,310	48,916,058
End of Year	$181,851,819	$187,895,388	$95,365,248	$101,910,560	$43,457,009	$49,372,310

	Mid-Cap Value		Small-Cap Equity		Small-Cap Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	697,897	1,355,737	741,489	443,259	453,819	3,613,658
Change in net unrealized appreciation (depreciation) on investments	(665,517)	(674,664)	(2,203,887)	(141,331)	(2,350,095)	(4,092,841)
Net Increase (Decrease) in Net Assets
Resulting from Operations	32,380	681,073	(1,462,398)	301,928	(1,896,276)	(479,183)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,272,160	989,308	1,118,275	931,569	-	782,919
Transfers between variable and fixed accounts, net	(3,163,662)	(320,216)	50,657	2,216,242	(2,338,661)	(7,254,508)
Policy maintenance charges	(679,458)	(700,160)	(935,904)	(879,005)	(1,144,503)	(1,543,175)
Policy benefits and terminations	(556,555)	(635,405)	(583,417)	(526,669)	(1,105,003)	(2,339,783)
Policy loans and loan repayments (1)	(106,828)	(7,723)	20,821	194,369	(224,652)	(321,054)
Other (1)	860	(1,973)	4,372	2,382	(640)	5,712
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(3,233,483)	(676,169)	(325,196)	1,938,888	(4,813,459)	(10,669,889)
NET INCREASE (DECREASE) IN NET ASSETS	(3,201,103)	4,904	(1,787,594)	2,240,816	(6,709,735)	(11,149,072)
NET ASSETS
Beginning of Year	12,740,459	12,735,555	18,846,564	16,605,748	28,293,919	39,442,991
End of Year	$9,539,356	$12,740,459	$17,058,970	$18,846,564	$21,584,184	$28,293,919

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	H-16

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	Small-Cap Index		Small-Cap Value		Value Advantage
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	4,616,732	4,296,257	1,961,615	3,218,383	235,151	18,846
Change in net unrealized appreciation (depreciation) on investments	(14,827,373)	4,360,708	(4,751,234)	390,466	(414,266)	444,261
Net Increase (Decrease) in Net Assets
Resulting from Operations	(10,210,641)	8,656,965	(2,789,619)	3,608,849	(179,115)	463,107
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	7,478,852	7,491,673	3,175,789	3,141,514	168,181	33,330
Transfers between variable and fixed accounts, net	(4,260,302)	(3,286,404)	(2,630,232)	(3,080,362)	(2,943,643)	5,460,494
Policy maintenance charges	(8,484,065)	(9,154,897)	(2,509,017)	(2,627,731)	(70,269)	(39,496)
Policy benefits and terminations	(8,027,044)	(12,898,710)	(2,504,487)	(3,259,570)	(2,149)	-
Policy loans and loan repayments (1)	(198,181)	(212,263)	(424,990)	(27,557)	13,220	(6,243)
Other (1)	35,273	21,064	21,733	23,548	26	183
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(13,455,467)	(18,039,537)	(4,871,204)	(5,830,158)	(2,834,634)	5,448,268
NET INCREASE (DECREASE) IN NET ASSETS	(23,666,108)	(9,382,572)	(7,660,823)	(2,221,309)	(3,013,749)	5,911,375
NET ASSETS
Beginning of Year	216,137,912	225,520,484	66,523,149	68,744,458	6,027,381	116,006
End of Year	$192,471,804	$216,137,912	$58,862,326	$66,523,149	$3,013,632	$6,027,381

	Emerging Markets		International Large-Cap		International Small-Cap
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	2,791,032	6,996,313	4,946,050	5,891,699	913,794	(22,619)
Change in net unrealized appreciation (depreciation) on investments	(21,022,205)	(13,598,808)	(6,091,637)	(12,939,177)	2,103	(317,902)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(18,231,173)	(6,602,495)	(1,145,587)	(7,047,478)	915,897	(340,521)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	6,147,489	6,109,089	8,455,129	7,570,247	1,253,045	732,574
Transfers between variable and fixed accounts, net	(3,600,550)	(1,785,967)	2,387,275	(3,328,208)	7,879,478	2,972,999
Policy maintenance charges	(4,925,496)	(5,379,364)	(5,859,673)	(5,871,960)	(843,839)	(631,319)
Policy benefits and terminations	(3,848,920)	(5,805,397)	(3,986,779)	(6,542,680)	(775,655)	(555,058)
Policy loans and loan repayments (1)	(315,804)	(463,034)	(204,978)	(6,195,666)	34,039	(29,631)
Other (1)	48,071	25,174	50,928	35,528	5,821	4,825
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(6,495,210)	(7,299,499)	841,902	(14,332,739)	7,552,889	2,494,390
NET INCREASE (DECREASE) IN NET ASSETS	(24,726,383)	(13,901,994)	(303,685)	(21,380,217)	8,468,786	2,153,869
NET ASSETS
Beginning of Year	128,129,379	142,031,373	136,650,780	158,030,997	14,384,980	12,231,111
End of Year	$103,402,996	$128,129,379	$136,347,095	$136,650,780	$22,853,766	$14,384,980

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	H-17

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	International Value		Health Sciences		Real Estate
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(8,185,066)	(8,923,011)	7,556,276	3,982,041	16,146,169	12,432,298
Change in net unrealized appreciation (depreciation) on investments	4,776,445	(6,290,163)	(1,929,844)	8,105,913	(14,166,042)	13,641,281
Net Increase (Decrease) in Net Assets
Resulting from Operations	(3,408,621)	(15,213,174)	5,626,432	12,087,954	1,980,127	26,073,579
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	8,579,483	7,922,829	3,650,601	3,020,745	5,238,911	4,030,657
Transfers between variable and fixed accounts, net	2,083,334	1,933,791	1,608,290	3,480,662	(15,548,765)	(256,346)
Policy maintenance charges	(6,372,712)	(6,591,898)	(3,009,577)	(2,455,633)	(3,905,382)	(3,697,561)
Policy benefits and terminations	(5,798,761)	(6,526,728)	(2,213,811)	(2,275,433)	(3,781,322)	(3,613,203)
Policy loans and loan repayments (1)	1,095,214	(471,928)	(363,458)	190,198	(345,110)	(5,353,175)
Other (1)	59,059	29,706	17,105	8,063	17,498	12,503
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(354,383)	(3,704,228)	(310,850)	1,968,602	(18,324,170)	(8,877,125)
NET INCREASE (DECREASE) IN NET ASSETS	(3,763,004)	(18,917,402)	5,315,582	14,056,556	(16,344,043)	17,196,454
NET ASSETS
Beginning of Year	130,010,515	148,927,917	64,134,607	50,078,051	105,289,356	88,092,902
End of Year	$126,247,511	$130,010,515	$69,450,189	$64,134,607	$88,945,313	$105,289,356

	Technology		Absolute Return (2)		Currency Strategies
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-		$-	$-
Realized gain (loss) on investments	623,820	372,401	(266)		6,982	(262)
Change in net unrealized appreciation (depreciation) on investments	(1,212,446)	1,140,499	(474)		(1,374)	17,562
Net Increase (Decrease) in Net Assets
Resulting from Operations	(588,626)	1,512,900	(740)		5,608	17,300
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	985,082	967,102	808		20,705	12,515
Transfers between variable and fixed accounts, net	2,215,236	(6,003)	40,249		(6,355)	394,561
Policy maintenance charges	(816,829)	(777,940)	(1,078)		(16,625)	(8,210)
Policy benefits and terminations	(698,868)	(659,731)	-		(16,957)	(16,825)
Policy loans and loan repayments (1)	(94,208)	(89,905)	-		8,862	(9,027)
Other (1)	6,720	2,549	125		178	183
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	1,597,133	(563,928)	40,104		(10,192)	373,197
NET INCREASE (DECREASE) IN NET ASSETS	1,008,507	948,972	39,364		(4,584)	390,497
NET ASSETS
Beginning of Year or Period	16,204,220	15,255,248	-		501,764	111,267
End of Year or Period	$17,212,727	$16,204,220	$39,364		$497,180	$501,764

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

(2) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements	H-18

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	Equity Long/Short (1)		Global Absolute Return		Pacific Dynamix - Conservative Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-		$-	$-	$-	$-
Realized gain (loss) on investments	1,380		39,619	455	156,575	79,494
Change in net unrealized appreciation (depreciation) on investments	(29,642)		(4,480)	67,101	(222,172)	121,145
Net Increase (Decrease) in Net Assets
Resulting from Operations	(28,262)		35,139	67,556	(65,597)	200,639
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	7,948		97,011	15,273	509,670	465,216
Transfers between variable and fixed accounts, net	5,286,011		1,686,415	417,237	510,100	1,551,765
Policy maintenance charges	(4,627)		(92,237)	(44,523)	(370,627)	(299,440)
Policy benefits and terminations	-		(11,874)	(12,630)	(287,830)	(98,831)
Policy loans and loan repayments (2)	6,475		3,680	(49)	126,706	(54,286)
Other (2)	(40)		416	168	3,054	1,547
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	5,295,767		1,683,411	375,476	491,073	1,565,971
NET INCREASE (DECREASE) IN NET ASSETS	5,267,505		1,718,550	443,032	425,476	1,766,610
NET ASSETS
Beginning of Year or Period	-		1,425,507	982,475	4,846,921	3,080,311
End of Year or Period	$5,267,505		$3,144,057	$1,425,507	$5,272,397	$4,846,921

	Pacific Dynamix - Moderate Growth		Pacific Dynamix - Growth		Portfolio Optimization Conservative
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	307,120	392,507	524,872	665,913	574,479	1,178,884
Change in net unrealized appreciation (depreciation) on investments	(783,049)	456,253	(1,214,131)	381,123	(541,919)	(366,744)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(475,929)	848,760	(689,259)	1,047,036	32,560	812,140
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	3,130,084	2,512,070	3,286,150	3,255,002	1,300,519	1,520,024
Transfers between variable and fixed accounts, net	2,080,868	6,485,428	4,197,775	4,440,180	(642,753)	(2,700,088)
Policy maintenance charges	(2,022,568)	(1,505,435)	(1,640,943)	(1,212,965)	(1,449,935)	(1,586,016)
Policy benefits and terminations	(261,739)	(372,864)	(570,332)	(1,263,526)	(1,769,564)	(4,780,047)
Policy loans and loan repayments (2)	(39,374)	(41,192)	(674,419)	(302,398)	(194,887)	(153,271)
Other (2)	2,473	(3,153)	4,440	8,286	13,669	8,783
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	2,889,744	7,074,854	4,602,671	4,924,579	(2,742,951)	(7,690,615)
NET INCREASE (DECREASE) IN NET ASSETS	2,413,815	7,923,614	3,913,412	5,971,615	(2,710,391)	(6,878,475)
NET ASSETS
Beginning of Year	21,840,822	13,917,208	23,761,522	17,789,907	19,157,254	26,035,729
End of Year	$24,254,637	$21,840,822	$27,674,934	$23,761,522	$16,446,863	$19,157,254

(1) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(2) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	H-19

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	Portfolio Optimization Moderate-Conservative		Portfolio Optimization Moderate		Portfolio Optimization Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	786,049	1,032,882	6,104,984	3,486,329	5,264,940	5,743,013
Change in net unrealized appreciation (depreciation) on investments	(945,845)	899,879	(6,916,052)	6,917,932	(6,013,790)	9,383,685
Net Increase (Decrease) in Net Assets
Resulting from Operations	(159,796)	1,932,761	(811,068)	10,404,261	(748,850)	15,126,698
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	3,281,294	3,090,918	16,820,792	16,741,576	24,080,809	24,805,202
Transfers between variable and fixed accounts, net	1,207,431	(1,653,790)	(4,011,730)	2,942,625	(768,947)	1,034,100
Policy maintenance charges	(2,834,998)	(2,893,135)	(14,466,549)	(14,169,253)	(17,007,263)	(17,299,310)
Policy benefits and terminations	(1,957,813)	(2,610,329)	(14,044,348)	(8,577,741)	(12,267,576)	(14,642,708)
Policy loans and loan repayments (1)	(188,108)	456,443	(1,876,947)	(1,162,842)	(2,560,186)	(3,505,591)
Other (1)	16,314	17,472	94,300	70,261	193,618	199,616
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(475,880)	(3,592,421)	(17,484,482)	(4,155,374)	(8,329,545)	(9,408,691)
NET INCREASE (DECREASE) IN NET ASSETS	(635,676)	(1,659,660)	(18,295,550)	6,248,887	(9,078,395)	5,718,007
NET ASSETS
Beginning of Year	48,874,236	50,533,896	235,015,262	228,766,375	310,508,205	304,790,198
End of Year	$48,238,560	$48,874,236	$216,719,712	$235,015,262	$301,429,810	$310,508,205

	Portfolio Optimization Aggressive-Growth		Invesco V.I. International Growth Series II		American Century VP Mid Cap Value Class II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$222,256	$123,323	$152,391	$93,123
Realized gain (loss) on investments	2,989,454	2,667,444	99,214	352,577	790,354	1,039,245
Change in net unrealized appreciation (depreciation) on investments	(4,266,279)	3,983,162	(1,158,537)	(519,040)	(1,124,859)	250,999
Net Increase (Decrease) in Net Assets
Resulting from Operations	(1,276,825)	6,650,606	(837,067)	(43,140)	(182,114)	1,383,367
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	13,051,746	12,024,438	1,156,991	761,624	598,816	524,089
Transfers between variable and fixed accounts, net	(1,956,568)	2,339,575	9,473,916	3,695,700	510,607	1,841,042
Policy maintenance charges	(7,013,456)	(7,051,146)	(767,934)	(386,318)	(386,225)	(281,835)
Policy benefits and terminations	(5,096,083)	(5,905,733)	(222,937)	(161,577)	(319,288)	(1,042,401)
Policy loans and loan repayments (1)	315,033	(2,694,469)	(216,479)	(114,819)	(62,895)	201,589
Other (1)	65,799	63,071	4,024	1,359	4,273	4,340
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(633,529)	(1,224,264)	9,427,581	3,795,969	345,288	1,246,824
NET INCREASE (DECREASE) IN NET ASSETS	(1,910,354)	5,426,342	8,590,514	3,752,829	163,174	2,630,191
NET ASSETS
Beginning of Year	129,631,644	124,205,302	9,101,827	5,348,998	10,019,982	7,389,791
End of Year	$127,721,290	$129,631,644	$17,692,341	$9,101,827	$10,183,156	$10,019,982

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	H-20

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended December 31, 2015	Year Ended December 31, 2014	Year/Period Ended December 31, 2015	Year Ended December 31, 2014	Period Ended December 31, 2015

	American Funds IS Asset Allocation Fund Class 4 (1)		American Funds IS Growth Fund Class 4 (1)		American Funds IS Growth-Income Fund Class 4 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$412,618		$405,187		$817,165
Realized gain (loss) on investments	3,834		342		(9,603)
Change in net unrealized appreciation (depreciation) on investments	(846,578)		(775,266)		(1,980,140)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(430,126)		(369,737)		(1,172,578)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	592,107		702,693		952,080
Transfers between variable and fixed accounts, net	28,877,287		60,031,318		66,040,055
Policy maintenance charges	(321,854)		(523,387)		(634,201)
Policy benefits and terminations	(57,627)		(439,731)		(324,058)
Policy loans and loan repayments	(46,941)		(28,738)		(8,984)
Other	(1,068)		6,016		4,570
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	29,041,904		59,748,171		66,029,462
NET INCREASE (DECREASE) IN NET ASSETS	28,611,778		59,378,434		64,856,884
NET ASSETS
Beginning of Period	-		-		-
End of Period	$28,611,778		$59,378,434		$64,856,884

	BlackRock Basic Value V.I. Class III		BlackRock Global Allocation V.I. Class III		BlackRock iShares Alternative Strategies V.I. Class I (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$281,568	$261,503	$623,436	$1,339,567	$10,509
Realized gain (loss) on investments	3,828,673	4,914,584	3,830,564	5,923,572	(516)
Change in net unrealized appreciation (depreciation) on investments	(5,497,836)	(3,353,189)	(5,049,578)	(6,214,409)	(13,573)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(1,387,595)	1,822,898	(595,578)	1,048,730	(3,580)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,005,415	902,783	4,193,543	4,742,079	13,174
Transfers between variable and fixed accounts, net	854,761	2,730,031	(576,566)	3,902,963	347,887
Policy maintenance charges	(891,447)	(815,732)	(3,323,503)	(3,202,897)	(8,316)
Policy benefits and terminations	(1,595,371)	(515,450)	(1,914,486)	(3,014,153)	(3,940)
Policy loans and loan repayments (2)	90,371	84,308	(36,943)	138,804	-
Other (2)	6,286	15,199	26,628	22,192	60
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(529,985)	2,401,139	(1,631,327)	2,588,988	348,865
NET INCREASE (DECREASE) IN NET ASSETS	(1,917,580)	4,224,037	(2,226,905)	3,637,718	345,285
NET ASSETS
Beginning of Year or Period	22,656,053	18,432,016	59,715,627	56,077,909	-
End of Year or Period	$20,738,473	$22,656,053	$57,488,722	$59,715,627	$345,285

(1) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(2) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	H-21

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended December 31, 2015	Year Ended December 31, 2014	Year/Period Ended December 31, 2015	Year Ended December 31, 2014	Year/Period Ended December 31, 2015	Year Ended December 31, 2014

	BlackRock iShares		BlackRock iShares		BlackRock iShares
	Dynamic Allocation V.I. Class I (1)		Dynamic Fixed Income V.I. Class I (1)		Equity Appreciation V.I. Class I (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,442		$1,246		$2,545
Realized gain (loss) on investments	(238)		(187)		(191)
Change in net unrealized appreciation (depreciation) on investments	(4,481)		(1,999)		(8,676)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(3,277)		(940)		(6,322)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	63		16		7,430
Transfers between variable and fixed accounts, net	82,914		58,067		143,248
Policy maintenance charges	(1,686)		(1,724)		(2,949)
Policy benefits and terminations	-		-		-
Policy loans and loan repayments	(1,839)		14,387		-
Other	(10)		12		(28)
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	79,442		70,758		147,701
NET INCREASE (DECREASE) IN NET ASSETS	76,165		69,818		141,379
NET ASSETS
Beginning of Period	-		-		-
End of Period	$76,165		$69,818		$141,379

	Dreyfus Appreciation		Fidelity VIP Contrafund		Fidelity VIP Freedom 2010
	Service Shares		Service Class 2		Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$6,076	$4,779	$447,540	$419,269	$28,495	$13,132
Realized gain (loss) on investments	15,222	15,749	10,306,674	3,330,747	21,533	25,303
Change in net unrealized appreciation (depreciation) on investments	(33,428)	(4,156)	(10,479,207)	2,499,615	(43,562)	(1,112)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(12,130)	16,372	275,007	6,249,631	6,466	37,323
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	19,825	19,464	3,025,989	2,757,910	99,727	105,058
Transfers between variable and fixed accounts, net	53,858	155,626	(3,110,947)	(1,348,672)	851,762	16,307
Policy maintenance charges	(22,437)	(18,972)	(2,608,515)	(2,529,004)	(64,285)	(57,928)
Policy benefits and terminations	(17,324)	(16,765)	(2,466,666)	(1,343,158)	(74,658)	(20,247)
Policy loans and loan repayments (2)	1,150	(3,725)	(171,857)	(271,284)	(3,883)	(13,135)
Other (2)	229	(90)	15,403	13,393	439	354
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	35,301	135,538	(5,316,593)	(2,720,815)	809,102	30,409
NET INCREASE (DECREASE) IN NET ASSETS	23,171	151,910	(5,041,586)	3,528,816	815,568	67,732
NET ASSETS
Beginning of Year	310,213	158,303	58,739,971	55,211,155	945,335	877,603
End of Year	$333,384	$310,213	$53,698,385	$58,739,971	$1,760,903	$945,335

(1) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(2) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	H-22

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	Fidelity VIP Freedom 2015		Fidelity VIP Freedom 2020		Fidelity VIP Freedom 2025
	Service Class 2		Service Class 2		Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$32,618	$30,772	$125,695	$123,961	$144,258	$111,303
Realized gain (loss) on investments	112,620	260,269	420,388	517,317	472,890	386,831
Change in net unrealized appreciation (depreciation) on investments	(147,013)	(155,955)	(551,977)	(241,933)	(722,664)	(156,798)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,775)	135,086	(5,894)	399,345	(105,516)	341,336
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	194,004	135,917	672,637	657,941	831,423	702,126
Transfers between variable and fixed accounts, net	(232,435)	(652,127)	(504,780)	1,044,735	1,265,963	1,362,836
Policy maintenance charges	(129,945)	(130,934)	(488,888)	(459,310)	(456,262)	(414,854)
Policy benefits and terminations	(47,377)	(483,134)	(632,788)	(1,388,916)	(425,393)	(559,024)
Policy loans and loan repayments (1)	21,754	17,771	(119,030)	6,284	(266,087)	5,900
Other (1)	1,744	1,044	4,306	4,986	(5,812)	(246)
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(192,255)	(1,111,463)	(1,068,543)	(134,280)	943,832	1,096,738
NET INCREASE (DECREASE) IN NET ASSETS	(194,030)	(976,377)	(1,074,437)	265,065	838,316	1,438,074
NET ASSETS
Beginning of Year	2,180,372	3,156,749	8,689,115	8,424,050	7,887,581	6,449,507
End of Year	$1,986,342	$2,180,372	$7,614,678	$8,689,115	$8,725,897	$7,887,581

	Fidelity VIP Freedom 2030		Fidelity VIP Freedom 2035		Fidelity VIP Freedom 2045
	Service Class 2		Service Class 2		Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$135,679	$118,039	$46,655	$33,920	$39,613	$17,604
Realized gain (loss) on investments	291,917	609,258	27,046	110,672	34,367	48,993
Change in net unrealized appreciation (depreciation) on investments	(485,487)	(326,629)	(110,949)	(50,204)	(115,472)	(27,635)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(57,891)	400,668	(37,248)	94,388	(41,492)	38,962
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	813,651	928,516	637,134	519,112	527,985	231,067
Transfers between variable and fixed accounts, net	291,508	(176,470)	406,821	1,584,468	1,035,917	657,369
Policy maintenance charges	(513,440)	(464,787)	(243,254)	(162,846)	(291,016)	(159,895)
Policy benefits and terminations	(307,409)	(257,541)	(50,038)	(53,405)	(14,427)	(93,114)
Policy loans and loan repayments (1)	(131,182)	(16,340)	(68,679)	(8,032)	(24,610)	(6,638)
Other (1)	407	1,819	565	542	(24)	72
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	153,535	15,197	682,549	1,879,839	1,233,825	628,861
NET INCREASE (DECREASE) IN NET ASSETS	95,644	415,865	645,301	1,974,227	1,192,333	667,823
NET ASSETS
Beginning of Year	8,862,251	8,446,386	2,617,196	642,969	1,350,948	683,125
End of Year	$8,957,895	$8,862,251	$3,262,497	$2,617,196	$2,543,281	$1,350,948

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	H-23

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	Fidelity VIP Freedom Income		Fidelity VIP Growth		Fidelity VIP Mid Cap
	Service Class 2		Service Class 2		Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$25,894	$18,662	$2,277	$-	$95,499	$7,401
Realized gain (loss) on investments	12,249	28,317	1,369,258	827,917	6,535,696	2,326,910
Change in net unrealized appreciation (depreciation) on investments	(49,762)	(659)	(884,790)	(74,230)	(7,164,762)	(50,956)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(11,619)	46,320	486,745	753,687	(533,567)	2,283,355
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	74,727	64,408	349,009	371,766	1,776,189	1,774,248
Transfers between variable and fixed accounts, net	303,911	323,354	(1,050,115)	2,200,807	(1,788,847)	(615,957)
Policy maintenance charges	(85,214)	(75,783)	(295,231)	(350,997)	(1,376,701)	(1,365,977)
Policy benefits and terminations	(83,349)	(44,993)	(715,459)	(247,088)	(1,332,238)	(1,780,991)
Policy loans and loan repayments (1)	(27,908)	(19,295)	(24,792)	(54,658)	73,927	(104,819)
Other (1)	135	(61)	4,981	(8,991)	24,670	21,914
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	182,302	247,630	(1,731,607)	1,910,839	(2,623,000)	(2,071,582)
NET INCREASE (DECREASE) IN NET ASSETS	170,683	293,950	(1,244,862)	2,664,526	(3,156,567)	211,773
NET ASSETS
Beginning of Year	1,462,713	1,168,763	8,619,895	5,955,369	38,911,844	38,700,071
End of Year	$1,633,396	$1,462,713	$7,375,033	$8,619,895	$35,755,277	$38,911,844

	Fidelity VIP Government		Fidelity VIP Value Strategies		Templeton Foreign
	Money Market Service Class (2)		Service Class 2		VIP Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$17,845	$11,113	$56,221	$47,409	$508,789	$283,821
Realized gain (loss) on investments	-	(2)	353,365	242,700	84,517	398,223
Change in net unrealized appreciation (depreciation) on investments	-	-	(641,235)	66,454	(1,676,012)	(2,501,499)
Net Increase (Decrease) in Net Assets
Resulting from Operations	17,845	11,111	(231,649)	356,563	(1,082,706)	(1,819,455)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	137,782,759	118,250,044	547,981	559,818	1,373,902	857,323
Transfers between variable and fixed accounts, net	(50,033,435)	77,006,190	(67,535)	565,896	2,269,878	9,040,731
Policy maintenance charges	(19,022,610)	(12,415,243)	(303,941)	(286,618)	(942,275)	(794,406)
Policy benefits and terminations	(18,813,119)	(13,133,528)	(132,993)	(285,636)	(269,303)	(256,811)
Policy loans and loan repayments (1)	(1,080,530)	425,551	29,701	(35,847)	(392,646)	(19,473)
Other (1)	169,935	82,698	2,670	19,737	9,524	2,537
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	49,003,000	170,215,712	75,883	537,350	2,049,080	8,829,901
NET INCREASE (DECREASE) IN NET ASSETS	49,020,845	170,226,823	(155,766)	893,913	966,374	7,010,446
NET ASSETS
Beginning of Year or Period	170,226,823	-	6,047,282	5,153,369	15,271,674	8,261,228
End of Year or Period	$219,247,668	$170,226,823	$5,891,516	$6,047,282	$16,238,048	$15,271,674

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

(2) Operations commenced during 2014 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	H-24

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	Templeton Global		GE Investments Total		Janus Aspen Series
	Bond VIP Class 2		Return Class 3		Enterprise Service Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,032,254	$2,137,035	$38,193	$31,605	$51,581	$1,654
Realized gain (loss) on investments	(350,472)	(421,724)	111,128	104,048	1,597,150	959,800
Change in net unrealized appreciation (depreciation) on investments	(4,369,359)	(983,954)	(181,489)	(38,251)	(1,441,864)	(287,821)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(1,687,577)	731,357	(32,168)	97,402	206,867	673,633
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,461,405	2,709,538	125,457	139,984	572,189	310,254
Transfers between variable and fixed accounts, net	(2,608,177)	14,268	351,411	347,386	4,385,236	759,366
Policy maintenance charges	(1,747,168)	(1,822,583)	(138,257)	(107,063)	(367,780)	(215,952)
Policy benefits and terminations	(1,134,176)	(4,049,631)	(18,810)	(49,063)	(618,856)	(90,503)
Policy loans and loan repayments (1)	(83,534)	1,126,178	(2,256)	(6,897)	(120,542)	(2,011)
Other (1)	27,265	25,401	266	27	5,008	3,950
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(3,084,385)	(1,996,829)	317,811	324,374	3,855,255	765,104
NET INCREASE (DECREASE) IN NET ASSETS	(4,771,962)	(1,265,472)	285,643	421,776	4,062,122	1,438,737
NET ASSETS
Beginning of Year	41,938,819	43,204,291	2,120,800	1,699,024	6,571,388	5,132,651
End of Year	$37,166,857	$41,938,819	$2,406,443	$2,120,800	$10,633,510	$6,571,388

			Lazard Retirement		Lazard Retirement
	Janus Aspen Series		Global Dynamic Multi Asset		U.S. Strategic Equity
	Overseas Service Shares		Service Class (2)		Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$83,762	$652,636	$-	$2,149	$6,078	$18,797
Realized gain (loss) on investments	(175,674)	199,268	9,116	20,941	(45,910)	476,309
Change in net unrealized appreciation (depreciation) on investments	(1,299,575)	(3,397,984)	(17,222)	(26,628)	(35,508)	(293,811)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(1,391,487)	(2,546,080)	(8,106)	(3,538)	(75,340)	201,295
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,167,754	1,486,160	61,239	11,536	137,642	149,521
Transfers between variable and fixed accounts, net	(953,676)	(1,839,277)	507,029	396,773	(1,409,075)	1,783,102
Policy maintenance charges	(732,527)	(868,494)	(26,870)	(5,413)	(122,532)	(122,987)
Policy benefits and terminations	(1,179,380)	(928,241)	(65,214)	-	(266,286)	(33,696)
Policy loans and loan repayments (1)	(879)	(22,045)	(1,861)	-	(502)	555
Other (1)	10,060	13,700	248	(69)	883	863
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(1,688,648)	(2,158,197)	474,571	402,827	(1,659,870)	1,777,358
NET INCREASE (DECREASE) IN NET ASSETS	(3,080,135)	(4,704,277)	466,465	399,289	(1,735,210)	1,978,653
NET ASSETS
Beginning of Year or Period	17,232,050	21,936,327	399,289	-	3,076,991	1,098,338
End of Year or Period	$14,151,915	$17,232,050	$865,754	$399,289	$1,341,781	$3,076,991

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

(2) Operations commenced during 2014 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	H-25

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	ClearBridge Variable		ClearBridge Variable		Western Asset Variable Global
	Aggressive Growth - Class II		Mid Cap Core - Class II		High Yield Bond - Class II (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$16,177	$1,658	$15,753	$19,441	$6,679
Realized gain (loss) on investments	2,940,059	1,697,072	3,398,846	2,817,446	(570)
Change in net unrealized appreciation (depreciation) on investments	(3,452,679)	488,920	(3,087,229)	(1,371,408)	(12,438)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(496,443)	2,187,650	327,370	1,465,479	(6,329)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,507,231	1,611,947	1,016,332	777,738	3,389
Transfers between variable and fixed accounts, net	4,009,404	4,003,910	(12,076,233)	5,412,501	131,548
Policy maintenance charges	(1,367,458)	(946,605)	(748,629)	(772,989)	(3,865)
Policy benefits and terminations	(358,187)	(214,873)	(544,412)	(1,849,125)	-
Policy loans and loan repayments (2)	(28,694)	(213,817)	262,423	466,415	(3,910)
Other (2)	4,930	9,315	5,195	13,936	12
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	4,767,226	4,249,877	(12,085,324)	4,048,476	127,174
NET INCREASE (DECREASE) IN NET ASSETS	4,270,783	6,437,527	(11,757,954)	5,513,955	120,845
NET ASSETS
Beginning of Year or Period	15,761,928	9,324,401	23,406,395	17,892,440	-
End of Year or Period	$20,032,711	$15,761,928	$11,648,441	$23,406,395	$120,845

	Lord Abbett		Lord Abbett		Lord Abbett
	Bond Debenture Class VC (3)		Developing Growth Class VC		Fundamental Equity Class VC
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$75,595	$34,988	$-	$-	$65,435	$33,208
Realized gain (loss) on investments	(41,390)	17,825	150,594	49,898	324,113	2,620,193
Change in net unrealized appreciation (depreciation) on investments	(89,338)	(53,614)	(824,563)	37,053	(591,549)	(2,195,399)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(55,133)	(801)	(673,969)	86,951	(202,001)	458,002
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	205,806	26,264	554,446	375,556	419,065	398,931
Transfers between variable and fixed accounts, net	1,232,634	724,579	2,002,570	1,786,639	(1,824,424)	(411,480)
Policy maintenance charges	(126,050)	(15,215)	(281,152)	(205,541)	(337,623)	(391,347)
Policy benefits and terminations	(154,364)	-	(287,516)	(120,045)	(261,037)	(132,653)
Policy loans and loan repayments (2)	(3,084)	-	(34,212)	(2,587)	133,578	(4,519,146)
Other (2)	450	47	2,157	2,345	669	1,108
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	1,155,392	735,675	1,956,293	1,836,367	(1,869,772)	(5,054,587)
NET INCREASE (DECREASE) IN NET ASSETS	1,100,259	734,874	1,282,324	1,923,318	(2,071,773)	(4,596,585)
NET ASSETS
Beginning of Year or Period	734,874	-	4,842,087	2,918,769	7,506,229	12,102,814
End of Year or Period	$1,835,133	$734,874	$6,124,411	$4,842,087	$5,434,456	$7,506,229

(1) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(2) Certain prior year numbers have been reclassified to conform to the current year presentation.

(3) Operations commenced during 2014 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	H-26

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	Lord Abbett
	Total Return Class VC		I		II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$970,932	$417,043	$990,516	$1,493,727	$12,220	$18,612
Realized gain (loss) on investments	118,373	57,635	2,124,748	(2,191,175)	12,043,523	9,063,140
Change in net unrealized appreciation (depreciation) on investments	(1,451,050)	(182,155)	(5,071,568)	(3,978,570)	(8,649,585)	(4,724,564)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(361,745)	292,523	(1,956,304)	(4,676,018)	3,406,158	4,357,188
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	4,637,926	1,594,078	2,915,430	2,878,303	2,093,008	2,077,144
Transfers between variable and fixed accounts, net	10,867,837	20,719,817	(1,249,558)	(1,259,565)	(5,169,991)	(699,967)
Policy maintenance charges	(2,255,521)	(721,546)	(1,966,491)	(2,188,214)	(1,548,652)	(1,580,443)
Policy benefits and terminations	(541,015)	(183,311)	(1,805,088)	(3,920,749)	(1,363,408)	(2,295,804)
Policy loans and loan repayments (1)	(56,678)	(100,534)	(184,130)	149,771	40,258	205,221
Other (1)	6,009	556	15,457	11,837	11,253	8,037
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	12,658,558	21,309,060	(2,274,380)	(4,328,617)	(5,937,532)	(2,285,812)
NET INCREASE (DECREASE) IN NET ASSETS	12,296,813	21,601,583	(4,230,684)	(9,004,635)	(2,531,374)	2,071,376
NET ASSETS
Beginning of Year	22,747,259	1,145,676	60,125,408	69,130,043	45,824,116	43,752,740
End of Year	$35,044,072	$22,747,259	$55,894,724	$60,125,408	$43,292,742	$45,824,116

					MFS New Discovery Series -
	III		V		Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$374,475	$291,217	$-	$-
Realized gain (loss) on investments	7,661,949	6,768,261	3,355,759	3,660,425	(924,894)	3,590,528
Change in net unrealized appreciation (depreciation) on investments	(11,027,108)	(870,355)	(4,009,947)	(1,720,106)	549,689	(4,507,545)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(3,365,159)	5,897,906	(279,713)	2,231,536	(375,205)	(917,017)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,108,775	1,975,132	1,368,016	1,405,403	1,099,866	655,687
Transfers between variable and fixed accounts, net	224,628	(1,158,607)	1,813,420	996,321	(522,524)	(350,525)
Policy maintenance charges	(1,751,305)	(1,677,532)	(1,043,020)	(1,018,776)	(675,303)	(472,542)
Policy benefits and terminations	(1,237,512)	(2,986,748)	(696,727)	(724,432)	(550,541)	(333,544)
Policy loans and loan repayments (1)	(53,238)	(105,245)	27,674	194,478	52,756	74,316
Other (1)	17,037	2,103	10,608	19,867	3,657	8,600
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(691,615)	(3,950,897)	1,479,971	872,861	(592,089)	(418,008)
NET INCREASE (DECREASE) IN NET ASSETS	(4,056,774)	1,947,009	1,200,258	3,104,397	(967,294)	(1,335,025)
NET ASSETS
Beginning of Year	52,663,852	50,716,843	25,795,156	22,690,759	11,996,985	13,332,010
End of Year	$48,607,078	$52,663,852	$26,995,414	$25,795,156	$11,029,691	$11,996,985

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	H-27

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	MFS Utilities Series -		MFS Value Series -		Neuberger Berman
	Service Class		Service Class (1)		Socially Responsive I Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$538,119	$311,881	$1,550		$1,694	$838
Realized gain (loss) on investments	2,391,076	1,503,277	11,390		38,298	5,444
Change in net unrealized appreciation (depreciation) on investments	(4,904,619)	(65,314)	(7,026)		(35,805)	11,461
Net Increase (Decrease) in Net Assets
Resulting from Operations	(1,975,424)	1,749,844	5,914		4,187	17,743
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	791,318	733,633	28,561		19,414	13,054
Transfers between variable and fixed accounts, net	(2,489,394)	1,284,056	481,012		53,966	77,566
Policy maintenance charges	(630,708)	(552,942)	(14,574)		(13,204)	(7,951)
Policy benefits and terminations	(426,243)	(262,149)	-		-	(9,704)
Policy loans and loan repayments (2)	(118,440)	(123,646)	-		750	(565)
Other (2)	2,170	(144)	(513)		59	-
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(2,871,297)	1,078,808	494,486		60,985	72,400
NET INCREASE (DECREASE) IN NET ASSETS	(4,846,721)	2,828,652	500,400		65,172	90,143
NET ASSETS
Beginning of Year or Period	16,373,224	13,544,572	-		228,506	138,363
End of Year or Period	$11,526,503	$16,373,224	$500,400		$293,678	$228,506

			PIMCO Global
	Oppenheimer Global		Multi-Asset Managed		Royce Micro-Cap
	Fund/VA Service Shares		Allocation - Advisor Class		Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$55,181	$24,635	$96,821	$146,784	$-	$-
Realized gain (loss) on investments	348,614	159,302	(69,150)	(156,337)	110,284	194,768
Change in net unrealized appreciation (depreciation) on investments	(481,187)	(128,203)	(42,335)	305,945	(341,751)	(269,842)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(77,392)	55,734	(14,664)	296,392	(231,467)	(75,074)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	392,804	267,961	400,953	517,867	159,458	147,913
Transfers between variable and fixed accounts, net	4,245,681	2,004,584	2,856	(1,561,769)	129,724	(63,076)
Policy maintenance charges	(231,036)	(127,520)	(397,988)	(415,425)	(99,246)	(95,970)
Policy benefits and terminations	(166,876)	(135,286)	(177,484)	(236,010)	(30,809)	(31,264)
Policy loans and loan repayments (2)	(41,886)	3,570	(7,213)	(8,519)	(10,938)	(51,717)
Other (2)	2,333	3,353	1,472	228	(102)	642
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	4,201,020	2,016,662	(177,404)	(1,703,628)	148,087	(93,472)
NET INCREASE (DECREASE) IN NET ASSETS	4,123,628	2,072,396	(192,068)	(1,407,236)	(83,380)	(168,546)
NET ASSETS
Beginning of Year	3,228,325	1,155,929	5,782,174	7,189,410	1,847,636	2,016,182
End of Year	$7,351,953	$3,228,325	$5,590,106	$5,782,174	$1,764,256	$1,847,636

(1) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(2) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	H-28

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

			Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	T. Rowe Price		T. Rowe Price		Van Eck VIP
	Blue Chip Growth - II		Equity Income - II		Global Hard Assets Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$847,925	$903,030	$11,522	$49,483
Realized gain (loss) on investments	3,278,239	2,203,129	2,516,447	7,486,949	(5,581,637)	446,759
Change in net unrealized appreciation (depreciation) on investments	3,313,467	2,608,564	(7,175,330)	(4,551,020)	(8,884,304)	(10,352,430)
Net Increase (Decrease) in Net Assets
Resulting from Operations	6,591,706	4,811,693	(3,810,958)	3,838,959	(14,454,419)	(9,856,188)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	4,645,243	3,446,862	4,208,765	3,480,695	2,452,897	2,495,416
Transfers between variable and fixed accounts, net	5,438,509	6,565,992	1,458,268	(9,827,339)	(174,020)	(2,776,971)
Policy maintenance charges	(3,180,936)	(2,384,935)	(2,478,465)	(2,418,469)	(1,675,689)	(2,057,519)
Policy benefits and terminations	(1,730,101)	(1,120,652)	(1,386,731)	(3,731,502)	(1,359,507)	(1,983,165)
Policy loans and loan repayments (1)	(295,421)	(116,630)	(141,001)	(7,159)	(39,250)	(96,736)
Other (1)	14,536	15,206	12,674	10,297	30,488	22,232
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	4,891,830	6,405,843	1,673,510	(12,493,477)	(765,081)	(4,396,743)
NET INCREASE (DECREASE) IN NET ASSETS	11,483,536	11,217,536	(2,137,448)	(8,654,518)	(15,219,500)	(14,252,931)
NET ASSETS
Beginning of Year	61,573,102	50,355,566	53,708,688	62,363,206	41,786,178	56,039,109
End of Year	$73,056,638	$61,573,102	$51,571,240	$53,708,688	$26,566,678	$41,786,178

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	H-29

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values (“AUV”), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Core Income (4)
05/05/2015-12/31/2015	$9.72	34,481	$335,041	0.00%	0.00%	(2.68%)
Diversified Bond
2015	$14.96	3,982,935	$59,602,017	0.00%	0.00%	1.05%
2014	14.81	2,880,608	42,657,892	0.00%	0.00%	7.69%
2013	13.75	1,384,959	19,043,959	0.00%	0.00%	(1.15%)
2012	13.91	1,387,052	19,294,304	3.18%	0.00%	8.37%
2011	12.84	1,163,981	14,941,102	14.42%	0.00%	5.94%
Floating Rate Income
2015	$10.35	291,820	$3,021,433	0.00%	0.00%	0.86%
2014	10.27	236,154	2,424,132	0.00%	0.00%	0.41%
05/01/2013-12/31/2013	10.22	108,683	1,111,095	0.00%	0.00%	2.23%
Floating Rate Loan
2015	$10.70	1,221,751	$13,070,964	0.00%	0.00%	(1.01%)
2014	10.81	1,393,249	15,058,356	0.00%	0.00%	0.84%
2013	10.72	1,963,634	21,046,798	0.00%	0.00%	4.53%
2012	10.25	1,087,279	11,148,674	5.83%	0.00%	8.10%
2011	9.49	726,283	6,889,231	17.98%	0.00%	2.50%
High Yield Bond
2015	$60.90	1,229,387	$74,867,908	0.00%	0.00%	(4.64%)
2014	63.86	1,388,604	88,676,845	0.00%	0.00%	0.37%
2013	63.62	1,458,347	92,784,347	0.00%	0.00%	7.25%
2012	59.32	1,669,968	99,069,388	6.75%	0.00%	15.30%
2011	51.45	1,670,019	85,927,432	11.61%	0.00%	3.42%
Inflation Managed
2015	$55.89	1,549,397	$86,594,475	0.00%	0.00%	(3.06%)
2014	57.65	1,664,599	95,968,434	0.00%	0.00%	3.11%
2013	55.91	1,863,131	104,173,757	0.00%	0.00%	(8.92%)
2012	61.39	2,476,283	152,013,497	2.31%	0.00%	9.87%
2011	55.87	2,624,196	146,625,982	5.57%	0.00%	11.85%
Inflation Strategy
2015	$10.23	172,565	$1,764,671	0.00%	0.00%	(3.21%)
2014	10.57	128,533	1,357,952	0.00%	0.00%	2.33%
2013	10.32	135,740	1,401,445	0.00%	0.00%	(9.47%)
2012	11.40	113,063	1,289,369	0.44%	0.00%	5.51%
05/03/2011-12/31/2011	10.81	118,662	1,282,543	9.29%	0.00%	8.02%
Managed Bond
2015	$64.75	3,983,159	$257,900,063	0.00%	0.00%	0.56%
2014	64.39	4,337,906	279,297,740	0.00%	0.00%	4.43%
2013	61.65	5,362,756	330,627,785	0.00%	0.00%	(2.21%)
2012	63.04	5,960,420	375,765,099	5.08%	0.00%	10.72%
2011	56.94	6,113,636	348,099,793	5.13%	0.00%	3.84%
Short Duration Bond
2015	$12.72	5,175,943	$65,848,006	0.00%	0.00%	0.31%
2014	12.68	5,302,346	67,244,702	0.00%	0.00%	0.67%
2013	12.60	4,795,771	60,416,251	0.00%	0.00%	0.40%
2012	12.55	4,052,416	50,850,100	0.79%	0.00%	3.19%
2011	12.16	4,110,452	49,983,055	3.26%	0.00%	0.87%
Emerging Markets Debt
2015	$9.51	331,740	$3,155,483	0.00%	0.00%	(4.42%)
2014	9.95	370,370	3,685,923	0.00%	0.00%	(3.83%)
2013	10.35	300,584	3,110,444	0.00%	0.00%	(6.44%)
05/02/2012-12/31/2012	11.06	103,918	1,149,310	8.50%	0.00%	10.60%
Comstock
2015	$18.84	2,641,820	$49,777,023	0.00%	0.00%	(6.05%)
2014	20.05	2,726,701	54,683,932	0.00%	0.00%	9.16%
2013	18.37	2,579,254	47,386,679	0.00%	0.00%	35.58%
2012	13.55	2,276,703	30,850,534	1.94%	0.00%	18.54%
2011	11.43	2,349,076	26,852,173	6.47%	0.00%	(2.11%)

See Notes to Financial Statements	H-30	See explanation of references on page H-38

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year
Variable Accounts For Each Year	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Dividend Growth
2015	$23.24	2,576,943	$59,877,324	0.00%	0.00%	2.09%
2014	22.76	2,488,413	56,635,395	0.00%	0.00%	12.10%
2013	20.30	2,609,334	52,975,184	0.00%	0.00%	30.11%
2012	15.60	2,633,172	41,086,893	1.84%	0.00%	14.55%
2011	13.62	2,187,849	29,801,647	2.88%	0.00%	3.27%
Equity Index
2015	$92.20	6,492,170	$598,605,189	0.00%	0.00%	1.14%
2014	91.16	6,487,525	591,431,559	0.00%	0.00%	13.38%
2013	80.40	6,499,445	522,578,741	0.00%	0.00%	31.92%
2012	60.95	6,940,882	423,040,083	2.39%	0.00%	15.77%
2011	52.65	7,316,815	385,210,001	2.87%	0.00%	1.82%
Focused Growth
2015	$24.49	1,219,366	$29,856,619	0.00%	0.00%	10.09%
2014	22.24	1,186,635	26,391,357	0.00%	0.00%	10.08%
2013	20.20	1,244,868	25,152,228	0.00%	0.00%	33.51%
2012	15.13	1,608,194	24,337,096	0.00%	0.00%	23.21%
2011	12.28	2,265,926	27,831,763	0.00%	0.00%	(9.70%)
Growth
2015	$79.06	2,413,775	$190,832,118	0.00%	0.00%	7.46%
2014	73.57	2,625,680	193,169,752	0.00%	0.00%	8.88%
2013	67.57	2,928,479	197,881,472	0.00%	0.00%	34.21%
2012	50.35	3,214,140	161,823,725	0.89%	0.00%	18.24%
2011	42.58	3,552,818	151,285,674	1.01%	0.00%	(6.06%)
Large-Cap Growth
2015	$13.66	3,623,966	$49,506,994	0.00%	0.00%	6.09%
2014	12.88	3,587,219	46,192,496	0.00%	0.00%	8.43%
2013	11.88	3,802,112	45,152,992	0.00%	0.00%	37.48%
2012	8.64	4,118,212	35,574,260	0.00%	0.00%	18.23%
2011	7.31	4,604,383	33,640,559	0.00%	0.00%	1.07%
Large-Cap Value
2015	$26.51	4,134,769	$109,614,833	0.00%	0.00%	(2.99%)
2014	27.33	4,512,853	123,319,633	0.00%	0.00%	11.50%
2013	24.51	4,753,645	116,501,550	0.00%	0.00%	32.26%
2012	18.53	4,954,900	91,817,015	1.99%	0.00%	16.40%
2011	15.92	5,123,670	81,564,536	6.20%	0.00%	4.72%
Long/Short Large-Cap
2015	$16.49	729,210	$12,022,539	0.00%	0.00%	(2.82%)
2014	16.97	803,940	13,639,823	0.00%	0.00%	15.52%
2013	14.69	693,301	10,182,015	0.00%	0.00%	35.13%
2012	10.87	499,829	5,432,352	0.83%	0.00%	18.09%
2011	9.20	526,709	4,847,659	3.49%	0.00%	(2.60%)
Main Street Core
2015	$90.07	2,018,936	$181,851,819	0.00%	0.00%	3.35%
2014	87.15	2,156,015	187,895,388	0.00%	0.00%	10.82%
2013	78.64	2,339,373	183,977,366	0.00%	0.00%	31.77%
2012	59.68	2,550,844	152,244,951	1.02%	0.00%	17.02%
2011	51.00	2,755,477	140,539,752	1.17%	0.00%	0.48%
Mid-Cap Equity
2015	$38.15	2,499,895	$95,365,248	0.00%	0.00%	1.57%
2014	37.56	2,713,308	101,910,560	0.00%	0.00%	4.23%
2013	36.04	3,018,583	108,778,534	0.00%	0.00%	36.21%
2012	26.46	3,376,840	89,338,004	0.67%	0.00%	7.35%
2011	24.64	3,795,678	93,544,347	0.78%	0.00%	(5.40%)
Mid-Cap Growth
2015	$15.54	2,796,056	$43,457,009	0.00%	0.00%	(5.73%)
2014	16.49	2,994,687	49,372,310	0.00%	0.00%	8.49%
2013	15.20	3,219,018	48,916,058	0.00%	0.00%	33.09%
2012	11.42	3,478,942	39,722,714	0.44%	0.00%	7.49%
2011	10.62	3,682,241	39,112,915	0.00%	0.00%	(7.81%)
Mid-Cap Value
2015	$27.10	352,002	$9,539,356	0.00%	0.00%	(0.37%)
2014	27.20	468,370	12,740,459	0.00%	0.00%	6.49%
2013	25.54	498,596	12,735,555	0.00%	0.00%	33.89%
2012	19.08	231,137	4,409,364	0.90%	0.00%	14.49%
2011	16.66	346,695	5,776,954	8.46%	0.00%	(5.69%)

See Notes to Financial Statements	H-31	See explanation of references on H-38

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Small-Cap Equity
2015	$23.87	714,514	$17,058,970	0.00%	0.00%	(7.88%)
2014	25.92	727,170	18,846,564	0.00%	0.00%	1.71%
2013	25.48	651,676	16,605,748	0.00%	0.00%	35.45%
2012	18.81	600,240	11,291,750	1.85%	0.00%	15.93%
2011	16.23	602,541	9,777,685	3.48%	0.00%	(3.38%)
Small-Cap Growth
2015	$20.69	1,043,414	$21,584,184	0.00%	0.00%	(8.35%)
2014	22.57	1,253,537	28,293,919	0.00%	0.00%	0.37%
2013	22.49	1,753,971	39,442,991	0.00%	0.00%	33.87%
2012	16.80	1,759,712	29,560,556	0.08%	0.00%	12.87%
2011	14.88	1,968,016	29,290,776	0.00%	0.00%	(3.10%)
Small-Cap Index
2015	$30.23	6,366,800	$192,471,804	0.00%	0.00%	(4.93%)
2014	31.80	6,797,480	216,137,912	0.00%	0.00%	4.39%
2013	30.46	7,403,781	225,520,484	0.00%	0.00%	38.28%
2012	22.03	7,695,813	169,527,754	1.06%	0.00%	16.13%
2011	18.97	8,623,110	163,567,011	0.59%	0.00%	(4.51%)
Small-Cap Value
2015	$38.59	1,525,317	$58,862,326	0.00%	0.00%	(4.34%)
2014	40.34	1,649,099	66,523,149	0.00%	0.00%	5.64%
2013	38.18	1,800,314	68,744,458	0.00%	0.00%	32.49%
2012	28.82	1,855,449	53,476,889	1.99%	0.00%	11.09%
2011	25.94	1,985,392	51,508,539	2.22%	0.00%	2.31%
Value Advantage
2015	$12.71	237,150	$3,013,632	0.00%	0.00%	(4.69%)
2014	13.33	452,061	6,027,381	0.00%	0.00%	14.14%
05/06/2013-12/31/2013	11.68	9,931	116,006	0.00%	0.00%	15.34%
Emerging Markets
2015	$35.67	2,898,732	$103,402,996	0.00%	0.00%	(14.04%)
2014	41.50	3,087,426	128,129,379	0.00%	0.00%	(4.99%)
2013	43.68	3,251,471	142,031,373	0.00%	0.00%	8.75%
2012	40.17	3,393,433	136,308,739	0.77%	0.00%	21.52%
2011	33.05	3,464,655	114,520,122	1.95%	0.00%	(17.97%)
International Large-Cap
2015	$15.04	9,068,039	$136,347,095	0.00%	0.00%	(0.44%)
2014	15.10	9,048,553	136,650,780	0.00%	0.00%	(5.02%)
2013	15.90	9,938,692	158,030,997	0.00%	0.00%	18.42%
2012	13.43	10,661,235	143,146,703	1.53%	0.00%	22.53%
2011	10.96	11,139,700	122,066,228	6.20%	0.00%	(10.12%)
International Small-Cap
2015	$12.77	1,789,652	$22,853,766	0.00%	0.00%	6.43%
2014	12.00	1,198,862	14,384,980	0.00%	0.00%	(2.42%)
2013	12.30	994,721	12,231,111	0.00%	0.00%	28.09%
2012	9.60	884,782	8,493,563	2.85%	0.00%	19.44%
2011	8.04	887,630	7,134,091	13.78%	0.00%	(12.27%)
International Value
2015	$25.94	4,867,175	$126,247,511	0.00%	0.00%	(2.63%)
2014	26.64	4,880,181	130,010,515	0.00%	0.00%	(10.54%)
2013	29.78	5,000,840	148,927,917	0.00%	0.00%	21.68%
2012	24.47	5,086,165	124,479,601	3.58%	0.00%	17.82%
2011	20.77	5,009,545	104,062,397	8.76%	0.00%	(12.90%)
Health Sciences
2015	$51.74	1,342,279	$69,450,189	0.00%	0.00%	9.59%
2014	47.21	1,358,410	64,134,607	0.00%	0.00%	24.53%
2013	37.91	1,320,901	50,078,051	0.00%	0.00%	56.49%
2012	24.23	1,314,478	31,845,428	0.00%	0.00%	25.68%
2011	19.28	1,130,211	21,786,571	0.00%	0.00%	11.94%
Real Estate
2015	$63.27	1,405,768	$88,945,313	0.00%	0.00%	1.52%
2014	62.32	1,689,388	105,289,356	0.00%	0.00%	30.59%
2013	47.72	1,845,862	88,092,902	0.00%	0.00%	1.71%
2012	46.92	1,931,342	90,620,090	1.17%	0.00%	16.21%
2011	40.38	2,033,634	82,110,583	0.00%	0.00%	6.12%

See Notes to Financial Statements	H-32	See explanation of references on H-38

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Technology
2015	$9.62	1,789,241	$17,212,727	0.00%	0.00%	(3.04%)
2014	9.92	1,633,147	16,204,220	0.00%	0.00%	9.85%
2013	9.03	1,688,983	15,255,248	0.00%	0.00%	22.50%
2012	7.37	1,757,251	12,956,742	0.00%	0.00%	7.14%
2011	6.88	1,859,232	12,795,482	0.00%	0.00%	(4.90%)
Absolute Return (4)
06/05/2015-12/31/2015	$9.65	4,081	$39,364	0.00%	0.00%	(2.70%)
Currency Strategies
2015	$10.54	47,174	$497,180	0.00%	0.00%	1.43%
2014	10.39	48,289	501,764	0.00%	0.00%	3.53%
05/07/2013-12/31/2013	10.04	11,086	111,267	0.00%	0.00%	(1.27%)
Equity Long/Short (4)
05/14/2015-12/31/2015	$11.60	453,903	$5,267,505	0.00%	0.00%	13.56%
Global Absolute Return
2015	$10.48	299,988	$3,144,057	0.00%	0.00%	2.69%
2014	10.21	139,666	1,425,507	0.00%	0.00%	6.03%
05/16/2013 - 12/31/2013	9.63	102,063	982,475	0.00%	0.00%	(4.62%)
Pacific Dynamix - Conservative Growth
2015	$16.20	325,544	$5,272,397	0.00%	0.00%	(1.10%)
2014	16.38	295,990	4,846,921	0.00%	0.00%	5.50%
2013	15.52	198,457	3,080,311	0.00%	0.00%	9.39%
2012	14.19	184,070	2,611,762	1.54%	0.00%	9.42%
2011	12.97	138,858	1,800,630	3.26%	0.00%	2.92%
Pacific Dynamix - Moderate Growth
2015	$17.89	1,355,447	$24,254,637	0.00%	0.00%	(1.85%)
2014	18.23	1,197,960	21,840,822	0.00%	0.00%	5.53%
2013	17.28	805,602	13,917,208	0.00%	0.00%	14.95%
2012	15.03	493,678	7,419,437	1.77%	0.00%	11.74%
2011	13.45	429,098	5,771,250	3.19%	0.00%	0.48%
Pacific Dynamix - Growth
2015	$19.66	1,407,429	$27,674,934	0.00%	0.00%	(2.45%)
2014	20.16	1,178,850	23,761,522	0.00%	0.00%	5.43%
2013	19.12	930,513	17,789,907	0.00%	0.00%	20.98%
2012	15.80	657,942	10,396,989	1.54%	0.00%	13.76%
2011	13.89	521,999	7,251,022	1.94%	0.00%	(1.85%)
Portfolio Optimization Conservative
2015	$11.67	1,409,870	$16,446,863	0.00%	0.00%	(0.03%)
2014	11.67	1,641,675	19,157,254	0.00%	0.00%	3.39%
2013	11.29	2,306,800	26,035,729	0.00%	0.00%	3.04%
2012	10.95	2,661,202	29,150,617	2.88%	0.00%	10.11%
05/02/2011-12/31/2011	9.95	2,216,948	22,053,729	1.74%	0.00%	(0.52%)
Portfolio Optimization Moderate-Conservative
2015	$12.11	3,984,749	$48,238,560	0.00%	0.00%	(0.41%)
2014	12.16	4,020,807	48,874,236	0.00%	0.00%	4.03%
2013	11.68	4,324,913	50,533,896	0.00%	0.00%	8.16%
2012	10.80	4,730,718	51,103,408	2.19%	0.00%	11.65%
05/10/2011-12/31/2011	9.67	5,122,447	49,559,167	1.54%	0.00%	(3.07%)
Portfolio Optimization Moderate
2015	$12.48	17,370,619	$216,719,712	0.00%	0.00%	(0.36%)
2014	12.52	18,768,979	235,015,262	0.00%	0.00%	4.62%
2013	11.97	19,114,004	228,766,375	0.00%	0.00%	12.74%
2012	10.62	19,525,979	207,291,815	2.08%	0.00%	12.94%
05/02/2011-12/31/2011	9.40	19,851,605	186,595,701	1.35%	0.00%	(6.00%)
Portfolio Optimization Growth
2015	$12.82	23,509,394	$301,429,810	0.00%	0.00%	(0.33%)
2014	12.86	24,137,404	310,508,205	0.00%	0.00%	5.08%
2013	12.24	24,897,615	304,790,198	0.00%	0.00%	17.46%
2012	10.42	25,004,442	260,595,899	1.73%	0.00%	14.02%
05/02/2011-12/31/2011	9.14	26,380,395	241,128,467	1.03%	0.00%	(8.60%)
Portfolio Optimization Aggressive-Growth
2015	$12.87	9,924,465	$127,721,290	0.00%	0.00%	(0.91%)
2014	12.99	9,981,078	129,631,644	0.00%	0.00%	5.29%
2013	12.34	10,069,033	124,205,302	0.00%	0.00%	20.86%
2012	10.21	9,940,240	101,450,510	1.41%	0.00%	15.17%
05/06/2011-12/31/2011	8.86	10,558,362	93,565,955	0.88%	0.00%	(9.63%)

See Notes to Financial Statements	H-33	See explanation of references on H-38

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Invesco V.I. International Growth Series II
2015	$12.12	1,459,843	$17,692,341	1.45%	0.00%	(2.62%)
2014	12.44	731,376	9,101,827	1.55%	0.00%	0.09%
2013	12.43	430,205	5,348,998	1.08%	0.00%	18.72%
05/31/2012-12/31/2012	10.47	180,770	1,893,254	2.17%	0.00%	16.42%
American Century VP Mid Cap Value Class II
2015	$15.79	645,029	$10,183,156	1.50%	0.00%	(1.58%)
2014	16.04	624,670	10,019,982	1.04%	0.00%	16.24%
2013	13.80	535,505	7,389,791	1.10%	0.00%	29.90%
06/04/2012-12/31/2012	10.62	298,794	3,174,188	2.14%	0.00%	15.42%
American Funds IS Asset Allocation Fund Class 4 (4)
10/30/2015-12/31/2015	$22.27	1,284,667	$28,611,778	See Note (5)	0.00%	(1.53%)
American Funds IS Growth Fund Class 4 (4)
10/30/2015-12/31/2015	$22.63	2,624,363	$59,378,434	4.10%	0.00%	(0.61%)
American Funds IS Growth-Income Fund Class 4 (4)
10/30/2015-12/31/2015	$20.16	3,216,948	$64,856,884	7.56%	0.00%	(1.77%)
BlackRock Basic Value V.I. Class III
2015	$18.38	1,128,066	$20,738,473	1.25%	0.00%	(6.15%)
2014	19.59	1,156,612	22,656,053	1.26%	0.00%	9.63%
2013	17.87	1,031,554	18,432,016	1.23%	0.00%	37.65%
2012	12.98	946,820	12,290,939	1.50%	0.00%	13.81%
2011	11.41	1,084,978	12,375,370	1.73%	0.00%	(2.78%)
BlackRock Global Allocation V.I. Class III
2015	$19.37	2,967,748	$57,488,722	1.04%	0.00%	(1.00%)
2014	19.57	3,051,858	59,715,627	2.33%	0.00%	1.93%
2013	19.20	2,921,329	56,077,909	1.08%	0.00%	14.42%
2012	16.78	2,914,495	48,897,804	1.47%	0.00%	9.97%
2011	15.26	2,923,677	44,606,094	2.24%	0.00%	(3.64%)
BlackRock iShares Alternative Strategies V.I. Class I (4)
06/18/2015-12/31/2015	$9.45	36,525	$345,285	9.50%	0.00%	(3.48%)
BlackRock iShares Dynamic Allocation V.I. Class I (4)
06/24/2015-12/31/2015	$9.28	8,208	$76,165	4.66%	0.00%	(6.31%)
BlackRock iShares Dynamic Fixed Income V.I. Class I (4)
05/14/2015-12/31/2015	$9.79	7,130	$69,818	3.76%	0.00%	(1.69%)
BlackRock iShares Equity Appreciation V.I. Class I (4)
05/08/2015-12/31/2015	$8.85	15,973	$141,379	5.80%	0.00%	(11.74%)
Dreyfus Appreciation Service Shares
2015	$11.60	28,744	$333,384	1.44%	0.00%	(2.71%)
2014	11.92	26,021	310,213	1.71%	0.00%	7.83%
05/16/2013-12/31/2013	11.06	14,318	158,303	1.22%	0.00%	8.14%
Fidelity VIP Contrafund Service Class 2
2015	$22.61	2,375,038	$53,698,385	0.78%	0.00%	0.42%
2014	22.52	2,608,821	58,739,971	0.74%	0.00%	11.65%
2013	20.17	2,737,871	55,211,155	0.82%	0.00%	30.95%
2012	15.40	2,954,145	45,491,726	1.00%	0.00%	16.14%
2011	13.26	3,597,347	47,697,923	0.80%	0.00%	(2.78%)
Fidelity VIP Freedom 2010 Service Class 2
2015	$13.49	130,571	$1,760,903	2.18%	0.00%	(0.53%)
2014	13.56	69,725	945,335	1.44%	0.00%	4.21%
2013	13.01	67,455	877,603	1.53%	0.00%	13.20%
2012	11.49	73,561	845,473	0.79%	0.00%	11.58%
2011	10.30	177,565	1,828,992	1.74%	0.00%	(0.43%)
Fidelity VIP Freedom 2015 Service Class 2
2015	$13.37	148,567	$1,986,342	1.57%	0.00%	(0.51%)
2014	13.44	162,254	2,180,372	1.04%	0.00%	4.45%
2013	12.86	245,377	3,156,749	1.67%	0.00%	14.10%
2012	11.27	218,849	2,467,460	1.48%	0.00%	11.90%
2011	10.08	285,336	2,874,878	1.88%	0.00%	(0.52%)
Fidelity VIP Freedom 2020 Service Class 2
2015	$13.05	583,650	$7,614,678	1.49%	0.00%	(0.46%)
2014	13.11	662,948	8,689,115	1.46%	0.00%	4.60%
2013	12.53	672,260	8,424,050	1.62%	0.00%	15.63%
2012	10.84	646,692	7,007,998	2.69%	0.00%	13.07%
2011	9.58	389,420	3,732,203	2.24%	0.00%	(1.24%)

See Notes to Financial Statements	H-34	See explanation of references on H-38

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Fidelity VIP Freedom 2025 Service Class 2
2015	$13.51	645,860	$8,725,897	1.69%	0.00%	(0.50%)
2014	13.58	580,865	7,887,581	1.58%	0.00%	4.85%
2013	12.95	498,012	6,449,507	1.82%	0.00%	19.71%
2012	10.82	444,275	4,806,081	1.51%	0.00%	14.80%
2011	9.42	457,025	4,306,731	1.86%	0.00%	(2.35%)
Fidelity VIP Freedom 2030 Service Class 2
2015	$12.98	689,894	$8,957,895	1.48%	0.00%	(0.53%)
2014	13.05	678,916	8,862,251	1.39%	0.00%	4.74%
2013	12.46	677,750	8,446,386	1.59%	0.00%	21.41%
2012	10.26	627,596	6,442,203	3.34%	0.00%	15.18%
2011	8.91	279,847	2,493,981	2.09%	0.00%	(2.83%)
Fidelity VIP Freedom 2035 Service Class 2
2015	$13.52	241,330	$3,262,497	1.52%	0.00%	(0.51%)
2014	13.59	192,608	2,617,196	1.62%	0.00%	4.65%
2013	12.98	49,518	642,969	2.57%	0.00%	24.50%
08/01/2012-12/31/2012	10.43	8,076	84,224	9.22%	0.00%	6.93%
Fidelity VIP Freedom 2045 Service Class 2
2015	$13.66	186,129	$2,543,281	1.98%	0.00%	(0.53%)
2014	13.74	98,346	1,350,948	1.82%	0.00%	4.68%
2013	13.12	52,055	683,125	2.51%	0.00%	25.76%
06/04/2012-12/31/2012	10.43	14,031	146,411	7.08%	0.00%	15.11%
Fidelity VIP Freedom Income Service Class 2
2015	$12.85	127,155	$1,633,396	1.48%	0.00%	(0.57%)
2014	12.92	113,219	1,462,713	1.38%	0.00%	3.54%
2013	12.48	93,667	1,168,763	1.23%	0.00%	5.21%
2012	11.86	97,447	1,155,731	1.27%	0.00%	6.26%
2011	11.16	86,488	965,340	1.64%	0.00%	1.39%
Fidelity VIP Growth Service Class 2
2015	$22.17	332,587	$7,375,033	0.03%	0.00%	6.90%
2014	20.74	415,565	8,619,895	0.00%	0.00%	11.01%
2013	18.68	318,727	5,955,369	0.05%	0.00%	36.00%
2012	13.74	317,950	4,368,280	0.32%	0.00%	14.40%
2011	12.01	388,503	4,665,652	0.15%	0.00%	(0.03%)
Fidelity VIP Mid Cap Service Class 2
2015	$23.62	1,513,887	$35,755,277	0.25%	0.00%	(1.63%)
2014	24.01	1,620,708	38,911,844	0.02%	0.00%	6.03%
2013	22.64	1,709,116	38,700,071	0.28%	0.00%	35.87%
2012	16.67	1,860,258	31,002,299	0.38%	0.00%	14.56%
2011	14.55	2,063,275	30,014,806	0.02%	0.00%	(10.85%)
Fidelity VIP Government Money Market Service Class
2015	$10.00	21,920,422	$219,247,668	0.01%	0.00%	0.01%
02/03/2014-12/31/2014	10.00	17,021,081	170,226,823	0.01%	0.00%	0.01%
Fidelity VIP Value Strategies Service Class 2
2015	$19.35	304,470	$5,891,516	0.87%	0.00%	(3.19%)
2014	19.99	302,551	6,047,282	0.84%	0.00%	6.51%
2013	18.77	274,620	5,153,369	0.63%	0.00%	30.18%
2012	14.41	282,221	4,068,095	0.42%	0.00%	27.06%
2011	11.34	249,715	2,832,847	0.58%	0.00%	(9.04%)
Templeton Foreign VIP Class 2
2015	$11.22	1,447,786	$16,238,048	3.11%	0.00%	(6.49%)
2014	11.99	1,273,231	15,271,674	2.00%	0.00%	(11.13%)
2013	13.50	612,091	8,261,228	1.84%	0.00%	22.97%
05/18/2012-12/31/2012	10.98	104,131	1,142,908	1.32%	0.00%	22.12%
Templeton Global Bond VIP Class 2
2015	$11.86	3,133,530	$37,166,857	7.70%	0.00%	(4.30%)
2014	12.39	3,383,661	41,938,819	4.98%	0.00%	1.83%
2013	12.17	3,549,663	43,204,291	5.00%	0.00%	1.63%
2012	11.98	3,744,411	44,844,075	6.48%	0.00%	15.07%
2011	10.41	2,816,935	29,319,151	5.51%	0.00%	(0.87%)
GE Investments Total Return Class 3
2015	$13.69	175,726	$2,406,443	1.80%	0.00%	(1.34%)
2014	13.88	152,788	2,120,800	1.57%	0.00%	5.07%
2013	13.21	128,612	1,699,024	1.78%	0.00%	14.64%
2012	11.52	79,438	915,384	1.63%	0.00%	12.25%
2011	10.27	43,491	446,459	2.36%	0.00%	(3.10%)

See Notes to Financial Statements	H-35	See explanation of references on H-38

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Janus Aspen Series Enterprise Service Shares
2015	$19.95	533,026	$10,633,510	0.57%	0.00%	3.77%
2014	19.23	341,813	6,571,388	0.03%	0.00%	12.24%
2013	17.13	299,659	5,132,651	0.36%	0.00%	32.04%
2012	12.97	340,650	4,419,001	0.00%	0.00%	16.99%
2011	11.09	290,035	3,216,086	0.00%	0.00%	(1.65%)
Janus Aspen Series Overseas Service Shares
2015	$8.98	1,576,129	$14,151,915	0.50%	0.00%	(8.80%)
2014	9.85	1,750,222	17,232,050	3.04%	0.00%	(12.10%)
2013	11.20	1,958,426	21,936,327	3.17%	0.00%	14.28%
2012	9.80	3,049,827	29,892,179	0.58%	0.00%	13.18%
2011	8.66	3,949,389	34,200,839	0.38%	0.00%	(32.34%)
Lazard Retirement Global Dynamic Multi Asset Service Class
2015	$10.13	85,433	$865,754	0.00%	0.00%	(0.44%)
07/22/2014-12/31/2014	10.18	39,227	399,289	1.45%	0.00%	(1.62%)
Lazard Retirement U.S. Strategic Equity Service Class
2015	$14.12	95,010	$1,341,781	0.31%	0.00%	(5.44%)
2014	14.93	206,026	3,076,991	0.98%	0.00%	14.71%
2013	13.02	84,359	1,098,338	0.89%	0.00%	28.07%
2012	10.17	90,964	924,787	1.33%	0.00%	14.01%
2011	8.92	78,958	704,086	1.07%	0.00%	1.96%
ClearBridge Variable Aggressive Growth - Class II
2015	$20.29	987,201	$20,032,711	0.09%	0.00%	(1.94%)
2014	20.69	761,676	15,761,928	0.01%	0.00%	20.08%
2013	17.23	541,048	9,324,401	0.06%	0.00%	47.37%
2012	11.69	168,548	1,971,072	0.18%	0.00%	18.46%
2011	9.87	147,141	1,452,621	0.00%	0.00%	2.16%
ClearBridge Variable Mid Cap Core - Class II
2015	$17.78	655,123	$11,648,441	0.08%	0.00%	1.99%
2014	17.43	1,342,561	23,406,395	0.09%	0.00%	7.82%
2013	16.17	1,106,581	17,892,440	0.05%	0.00%	37.05%
2012	11.80	732,285	8,639,373	0.68%	0.00%	17.61%
2011	10.03	580,239	5,820,615	0.00%	0.00%	(4.14%)
Western Asset Variable Global High Yield Bond - Class II (4)
05/20/2015-12/31/2015	$9.09	13,290	$120,845	See Note (5)	0.00%	(9.30%)
Lord Abbett Bond Debenture Class VC
2015	$9.96	184,261	$1,835,133	6.10%	0.00%	(1.53%)
05/08/2014-12/31/2014	10.11	72,657	734,874	14.03%	0.00%	0.98%
Lord Abbett Developing Growth Class VC
2015	$14.82	413,212	$6,124,411	0.00%	0.00%	(8.21%)
2014	16.15	299,887	4,842,087	0.00%	0.00%	3.71%
2013	15.57	187,471	2,918,769	0.00%	0.00%	56.68%
05/22/2012-12/31/2012	9.94	4,228	42,015	0.00%	0.00%	7.38%
Lord Abbett Fundamental Equity Class VC
2015	$15.82	343,590	$5,434,456	1.08%	0.00%	(3.44%)
2014	16.38	458,236	7,506,229	0.39%	0.00%	7.14%
2013	15.29	791,610	12,102,814	0.24%	0.00%	35.76%
2012	11.26	1,205,939	13,581,125	0.49%	0.00%	10.58%
2011	10.18	1,451,784	14,785,262	0.64%	0.00%	(4.49%)
Lord Abbett Total Return Class VC
2015	$10.25	3,418,774	$35,044,072	3.06%	0.00%	(0.66%)
2014	10.32	2,204,601	22,747,259	5.53%	0.00%	6.08%
05/31/2013-12/31/2013	9.73	117,785	1,145,676	8.79%	0.00%	(0.99%)
I
2015	$32.20	1,736,068	$55,894,724	1.59%	0.00%	(3.94%)
2014	33.52	1,793,862	60,125,408	2.22%	0.00%	(7.06%)
2013	36.06	1,916,959	69,130,043	2.40%	0.00%	16.32%
2012	31.00	1,897,358	58,821,199	1.96%	0.00%	20.68%
2011	25.69	2,155,165	55,363,898	3.09%	0.00%	(13.56%)

See Notes to Financial Statements	H-36	See explanation of references on H-38

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
II
2015	$45.91	943,079	$43,292,742	0.03%	0.00%	7.70%
2014	42.62	1,075,123	45,824,116	0.04%	0.00%	10.21%
2013	38.67	1,131,359	43,752,740	0.58%	0.00%	36.15%
2012	28.40	1,193,322	33,895,638	0.05%	0.00%	19.31%
2011	23.81	1,228,910	29,255,807	0.00%	0.00%	(0.80%)
III
2015	$66.40	732,052	$48,607,078	0.00%	0.00%	(6.58%)
2014	71.08	740,956	52,663,852	0.00%	0.00%	12.42%
2013	63.22	802,176	50,716,843	0.00%	0.00%	39.20%
2012	45.42	901,450	40,942,152	0.31%	0.00%	17.43%
2011	38.68	963,059	37,247,078	0.00%	0.00%	(7.22%)
V
2015	$24.86	1,086,046	$26,995,414	1.39%	0.00%	(0.66%)
2014	25.02	1,030,936	25,795,156	1.22%	0.00%	9.68%
2013	22.81	994,668	22,690,759	2.73%	0.00%	34.22%
2012	17.00	967,817	16,449,256	0.84%	0.00%	17.29%
2011	14.49	1,276,782	18,501,761	0.37%	0.00%	(4.11%)
MFS New Discovery Series - Service Class
2015	$17.65	624,822	$11,029,691	0.00%	0.00%	(2.15%)
2014	18.04	665,038	11,996,985	0.00%	0.00%	(7.49%)
2013	19.50	683,662	13,332,010	0.00%	0.00%	41.22%
2012	13.81	458,942	6,337,595	0.00%	0.00%	20.90%
2011	11.42	433,543	4,951,987	0.00%	0.00%	(10.49%)
MFS Utilities Series - Service Class
2015	$14.52	794,088	$11,526,503	3.71%	0.00%	(14.76%)
2014	17.03	961,535	16,373,224	1.98%	0.00%	12.47%
2013	15.14	894,580	13,544,572	1.72%	0.00%	20.21%
2012	12.59	1,231,073	15,505,053	6.48%	0.00%	13.21%
2011	11.12	1,587,426	17,659,927	3.05%	0.00%	6.51%
MFS Value Series - Service Class (4)
07/13/2015-12/31/2015	$9.72	51,469	$500,400	1.12%	0.00%	(4.00%)
Neuberger Berman Socially Responsive I Class
2015	$13.27	22,139	$293,678	0.66%	0.00%	(0.46%)
2014	13.33	17,146	228,506	0.53%	0.00%	10.38%
05/16/2013-12/31/2013	12.07	11,460	138,363	1.05%	0.00%	15.57%
Oppenheimer Global Fund/VA Service Shares
2015	$12.20	602,661	$7,351,953	1.02%	0.00%	3.67%
2014	11.77	274,354	3,228,325	0.99%	0.00%	2.06%
05/22/2013-12/31/2013	11.53	100,254	1,155,929	0.04%	0.00%	12.27%
PIMCO Global Multi-Asset Managed Allocation - Advisor Class
2015	$9.56	584,822	$5,590,106	1.63%	0.00%	(0.26%)
2014	9.58	603,349	5,782,174	2.34%	0.00%	4.57%
2013	9.16	784,478	7,189,410	3.08%	0.00%	(7.91%)
2012	9.95	1,121,879	11,164,519	3.22%	0.00%	8.77%
05/05/2011-12/31/2011	9.15	1,431,608	13,097,645	1.65%	0.00%	(6.30%)
Royce Micro-Cap Service Class
2015	$11.08	159,296	$1,764,256	0.00%	0.00%	(12.61%)
2014	12.67	145,785	1,847,636	0.00%	0.00%	(3.84%)
2013	13.18	152,971	2,016,182	0.37%	0.00%	20.65%
2012	10.92	144,118	1,574,328	0.00%	0.00%	7.45%
2011	10.17	130,318	1,324,826	2.50%	0.00%	(12.26%)
T. Rowe Price Blue Chip Growth - II
2015	$25.27	2,891,214	$73,056,638	0.00%	0.00%	10.80%
2014	22.81	2,699,859	61,573,102	0.00%	0.00%	8.84%
2013	20.95	2,403,200	50,355,566	0.00%	0.00%	40.85%
2012	14.88	2,321,252	34,532,015	0.00%	0.00%	17.91%
2011	12.62	1,231,464	15,537,774	0.00%	0.00%	1.36%
T. Rowe Price Equity Income - II
2015	$17.22	2,995,626	$51,571,240	1.61%	0.00%	(7.10%)
2014	18.53	2,898,123	53,708,688	1.52%	0.00%	7.10%
2013	17.30	3,604,155	62,363,206	1.33%	0.00%	29.41%
2012	13.37	3,286,271	43,941,614	1.89%	0.00%	16.92%
2011	11.44	3,755,291	42,945,516	1.55%	0.00%	(1.02%)

See Notes to Financial Statements	H-37	See explanation of references on H-38

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year
Variable Accounts For Each Year	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Van Eck VIP Global Hard Assets Initial Class
2015	$14.64	1,815,250	$26,566,678	0.03%	0.00%	(33.45%)
2014	21.99	1,900,239	41,786,178	0.09%	0.00%	(19.10%)
2013	27.18	2,061,594	56,039,109	0.71%	0.00%	10.53%
2012	24.59	2,521,100	61,998,655	0.61%	0.00%	3.39%
2011	23.79	2,705,878	64,362,975	1.19%	0.00%	(16.45%)
(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets (See Note 3 in Notes to Financial Statements for information on dividends and distributions). The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.
(2)	There are no policy fees and expenses of the Separate Account that result in a direct reduction of unit values for each period indicated. The expense ratios exclude expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to policyholder accounts through the redemption of units (See Note 4 in Notes to Financial Statements).
(3)	Total returns reflect changes in unit values of the underlying portfolios/funds and do not include deductions at the separate account or policy level for any mortality and expense risk fees, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges or other charges that may be incurred under a policy which, if incurred, would have resulted in lower returns. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.
(4)	Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).
(5)	Subsequent to their commencement of operations in 2015, the American Funds IS Asset Allocation Fund Class 4 and Western Asset Variable Global High Yield Bond - Class II Variable Accounts received their annual distributions. The annualized investment income ratios were 8.97%, and 19.56%, respectively. Prior to annualization, the ratios were 1.47%, and 12.06%, respectively.

See Notes to Financial Statements	H-38

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Pacific Select Exec Separate Account (the “Separate Account”) of Pacific Life Insurance Company (“Pacific Life”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2015 was comprised of ninety-nine subaccounts (“Variable Accounts”). The Variable Accounts with no units outstanding during the reporting period are not presented in this annual report. The assets in each of the Variable Accounts invest in the corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (See Note 4), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series, BlackRock Variable Series Funds, Inc., Dreyfus Variable Investment Fund, Fidelity Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Lord Abbett Series Fund, Inc., M Fund, Inc., MFS Variable Insurance Trust, Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, Royce Capital Fund, T. Rowe Price Equity Series, Inc., and Van Eck VIP Trust (collectively, the “Funds”).

Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections A through F of this brochure or provided separately and should be read in conjunction with the Separate Account’s financial statements.

The Fidelity VIP Government Money Market Service Class Variable Account and Portfolio were formerly named Fidelity VIP Money Market Service Class Variable Account and Portfolio, respectively.

The following twelve Variable Accounts commenced operations during 2015:

Variable Accounts	Commenced Operations on	Variable Accounts	Commenced Operations on

Core Income	May 5, 2015	BlackRock iShares Alternative Strategies V.I. Class I	June 18, 2015

Absolute Return	June 5, 2015	BlackRock iShares Dynamic Allocation V.I. Class I	June 24, 2015

Equity Long/Short	May 14, 2015	BlackRock iShares Dynamic Fixed Income V.I. Class I	May 14, 2015

American Funds IS Asset Allocation Fund Class 4	October 30, 2015	BlackRock iShares Equity Appreciation V.I. Class I	May 8, 2015

American Funds IS Growth Fund Class 4	October 30, 2015	Western Asset Variable Global High Yield Bond – Class II	May 20, 2015

American Funds IS Growth-Income Fund Class 4	October 30, 2015	MFS Value Series - Service Class	July 13, 2015

On April 30, 2014, the net assets of the Pacific Select Fund’s Cash Management Portfolio Class I, the underlying Portfolio for the Cash Management Variable Account, were transferred to the Fidelity VIP Government Money Market Portfolio Service Class, the underlying Portfolio for the Fidelity VIP Government Money Market Service Class Variable Account through a liquidation and plan of substitution (the “2014 Substitution”). In connection with the 2014 Substitution, any units that remained in the Cash Management Variable Account after the close of business on April 30, 2014 were transferred to the Fidelity VIP Government Money Market Service Class Variable Account. Such transfers were based on the applicable Variable Account accumulation unit values and the relative net asset values of the Fidelity VIP Government Money Market Portfolio and Cash Management Portfolio, as of the close of business on April 30, 2014. The Cash Management Variable Account is not included in this annual report.

On October 30, 2015, the net assets of Pacific Select Fund’s American Funds Asset Allocation Portfolio Class I, American Funds Growth Portfolio Class I, and American Funds Growth-Income Portfolio Class I (collectively, the “Liquidated Portfolios”), the underlying Portfolios for the American Funds Asset Allocation, American Funds Growth, and American Funds Growth-Income Variable Accounts (collectively, the “Liquidated Variable Accounts”), respectively, were transferred to the American Funds IS Asset Allocation Fund Class 4, American Funds IS Growth Fund Class 4, and American Funds IS Growth-Income Fund Class 4 (collectively the “Substituted Portfolios”), the underlying Portfolios for the American Funds IS Asset Allocation Fund Class 4, American Funds IS Growth Fund Class 4, and American Funds IS Growth-Income Fund Class 4 Variable Accounts (collectively, the “Substituted Variable Accounts”), respectively, through a liquidation and plan of substitution (the “2015 Substitutions”). In connection with the 2015 Substitutions, any units that remained in each of the Liquidated Variable Accounts after the close of business on October 30, 2015 were transferred to the respective Substituted Variable Accounts. Such transfers were based on the applicable Variable Accounts’ accumulation unit values and the relative net asset values of the respective Substituted Portfolios and Liquidated Portfolios, as of the close of business on October 30, 2015. The Liquidated Variable Accounts are not included in this annual report.

On October 30, 2015, the Precious Metals Variable Account was liquidated. Because the Variable Account was liquidated prior to December 31, 2015, no other information for the Variable Account is presented in this annual report.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance policies, are obligations of Pacific Life.

The Separate Account funds individual modified single premium, flexible premium, and last survivor flexible premium variable life insurance policies issued by Pacific Life. The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Separate Account qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to Investment Companies Topic of U.S. GAAP.

I-1

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividends and capital gains distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under the current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the policies.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividends and capital gains distributions, if any, received from the Portfolios are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Each of the Portfolios in the Pacific Select Fund is treated as a partnership for Federal income tax purposes only (the “Partnership Portfolios”). The Partnership Portfolios are not required to distribute taxable income and capital gains for Federal income tax purposes. Therefore, no dividends and capital gains distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the year or period ended December 31, 2015.

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Pacific Life makes certain deductions from the net assets of each Variable Account through a redemption of units for charges for the mortality and expense risks (“M&E”) and administrative expenses Pacific Life assumes, cost of insurance, charges for optional benefits provided by rider and any applicable surrender charges, and are shown as a decrease in net assets in the accompanying Statements of Changes in Net Assets. The mortality risk assumed by Pacific Life is the risk that those insured may die sooner than anticipated, resulting Pacific Life paying an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the policies will exceed the amounts realized from the administrative fees assessed against the policies. The cost of insurance charge is the primary charge under the policy for the death benefit provided by Pacific Life which may vary by policy based on underwriting criteria. For some policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual policy. Most policies offer optional benefits that can be added to the policy by rider. The charges for riders can range depending on the individual policy. All of the fees described above are assessed directly to each policyholder account through a redemption of units. Surrender charges are included in policy benefits and terminations; and charges for M&E, administrative expenses, cost of insurance, and optional benefits provided by rider are included in policy maintenance charges in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which they invest.

With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums before amounts are allocated to the Separate Account to help pay costs of distributing the policies and to pay state and local premium taxes, and any other taxes that might be imposed, and to compensate Pacific Life for certain costs or loss of investment opportunities resulting from amortization and delayed recognition of certain policy expenses for Federal income tax purposes. These deductions are not reflected in the accompanying financial statements.

The assets of certain Variable Accounts invest in Class I shares of the corresponding Portfolios of the Pacific Select Fund (“PSF”). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific service fee to Pacific Select Distributors, LLC (“PSD”), also a wholly-owned subsidiary of Pacific Life for providing shareholder servicing activities under PSF’s Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 6 in Notes to Financial Statements of PSF, which are included in Section D of this brochure. For the year ended December 31, 2015, PLFA received net advisory fees from the corresponding Portfolios of PSF at effective annual rates ranging from 0.05% to 1.00%, which are based on an annual percentage of average daily net assets of the Portfolios, and PSD received a service fee of 0.20% on Class I shares only, which is based on an annual percentage of average daily net assets of the Portfolios.

  5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

I-2

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

6. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year or period ended December 31 2015, were as follows:

Variable Accounts	Purchases	Sales
Core Income (1)	$463,367	$123,663
Diversified Bond	22,284,443	5,637,599
Floating Rate Income	2,760,323	2,194,060
Floating Rate Loan	1,745,606	3,618,238
High Yield Bond	12,509,561	22,885,346
Inflation Managed	4,677,097	11,394,915
Inflation Strategy	1,254,587	782,844
Managed Bond	8,993,768	32,141,549
Short Duration Bond	14,018,182	15,634,250
Emerging Markets Debt	1,306,313	1,651,546
Comstock	4,747,536	6,511,639
Dividend Growth	7,720,811	5,686,903
Equity Index	51,559,707	50,610,718
Focused Growth	7,269,078	6,436,945
Growth	6,329,953	22,500,892
Large-Cap Growth	6,821,192	6,375,000
Large-Cap Value	5,415,012	15,649,916
Long/Short Large-Cap	2,628,435	3,900,603
Main Street Core	6,121,730	18,226,844
Mid-Cap Equity	1,381,547	9,641,570
Mid-Cap Growth	2,878,244	6,238,968
Mid-Cap Value	3,170,678	6,404,160
Small-Cap Equity	2,076,043	2,401,226
Small-Cap Growth	-	4,813,451
Small-Cap Index	14,583,546	28,038,961
Small-Cap Value	6,640,377	11,511,587
Value Advantage	667,089	3,501,723
Emerging Markets	12,680,465	19,175,704
International Large-Cap	16,405,147	15,563,178
International Small-Cap	10,119,783	2,566,894
International Value	10,358,929	10,713,317
Health Sciences	12,535,010	12,845,862
Real Estate	15,368,048	33,692,217
Technology	4,474,858	2,877,728
Absolute Return (1)	57,030	16,926
Currency Strategies	223,022	233,215
Equity Long/Short (1)	5,312,545	16,778
Global Absolute Return	2,099,018	415,608
Pacific Dynamix - Conservative Growth	1,544,977	1,053,905
Pacific Dynamix - Moderate Growth	4,289,016	1,399,269
Pacific Dynamix - Growth	6,915,553	2,312,881
Portfolio Optimization Conservative	2,226,822	4,969,772
Portfolio Optimization Moderate-Conservative	3,851,270	4,327,140
Portfolio Optimization Moderate	10,896,695	28,381,156
Portfolio Optimization Growth	12,098,313	20,427,842
Portfolio Optimization Aggressive-Growth	10,485,104	11,118,613
Invesco V.I. International Growth Series II	11,239,633	1,589,789
American Century VP Mid Cap Value Class II	3,053,620	2,108,939
American Funds IS Asset Allocation Fund Class 4 (1)	30,225,932	771,409
American Funds IS Growth Fund Class 4 (1)	61,051,059	897,690
American Funds IS Growth-Income Fund Class 4 (1)	67,654,212	807,595
BlackRock Basic Value V.I. Class III	7,324,729	5,049,706
BlackRock Global Allocation V.I. Class III	8,678,165	6,142,846
BlackRock iShares Alternative Strategies V.I. Class I (1)	382,040	22,666

Variable Accounts	Purchases	Sales
BlackRock iShares Dynamic Allocation V.I. Class I (1)	$87,302	$6,419
BlackRock iShares Dynamic Fixed Income V.I. Class I (1)	89,025	17,021
BlackRock iShares Equity Appreciation V.I. Class I (1)	153,914	3,668
Dreyfus Appreciation Service Shares	194,270	131,305
Fidelity VIP Contrafund Service Class 2	10,030,366	9,718,543
Fidelity VIP Freedom 2010 Service Class 2	983,237	140,726
Fidelity VIP Freedom 2015 Service Class 2	411,521	560,399
Fidelity VIP Freedom 2020 Service Class 2	1,161,614	2,069,969
Fidelity VIP Freedom 2025 Service Class 2	3,125,429	1,991,190
Fidelity VIP Freedom 2030 Service Class 2	1,439,579	1,101,804
Fidelity VIP Freedom 2035 Service Class 2	1,047,701	302,165
Fidelity VIP Freedom 2045 Service Class 2	1,456,924	169,954
Fidelity VIP Freedom Income Service Class 2	447,137	236,684
Fidelity VIP Growth Service Class 2	1,962,365	3,445,402
Fidelity VIP Mid Cap Service Class 2	6,270,495	4,184,514
Fidelity VIP Government Money Market Service Class	140,424,285	91,403,047
Fidelity VIP Value Strategies Service Class 2	1,607,785	1,471,023
Templeton Foreign VIP Class 2	7,343,460	4,266,563
Templeton Global Bond VIP Class 2	6,926,041	6,781,218
GE Investments Total Return Class 3	731,960	297,694
Janus Aspen Series Enterprise Service Shares	8,021,976	3,088,679
Janus Aspen Series Overseas Service Shares	3,882,960	4,986,994
Lazard Retirement Global Dynamic Multi Asset Service Class	623,612	128,258
Lazard Retirement U.S. Strategic Equity Service Class	460,492	2,022,338
ClearBridge Variable Aggressive Growth - Class II	10,100,015	3,168,411
ClearBridge Variable Mid Cap Core - Class II	5,190,053	16,571,414
Western Asset Variable Global High Yield Bond - Class II (1)	152,734	18,881
Lord Abbett Bond Debenture Class VC	1,903,504	664,119
Lord Abbett Developing Growth Class VC	5,318,802	3,312,541
Lord Abbett Fundamental Equity Class VC	870,439	2,204,650
Lord Abbett Total Return Class VC	20,628,152	6,948,218
I	7,633,480	8,917,349
II	9,569,650	8,162,837
III	8,946,235	4,059,439
V	7,428,262	3,166,717
MFS New Discovery Series - Service Class	6,510,932	6,617,946
MFS Utilities Series - Service Class	5,590,830	6,979,544
MFS Value Series - Service Class (1)	895,597	395,191
Neuberger Berman Socially Responsive I Class	157,736	68,269
Oppenheimer Global Fund/VA Service Shares	5,406,382	810,247
PIMCO Global Multi-Asset Managed Allocation - Advisor Class	991,821	1,072,397
Royce Micro-Cap Service Class	546,668	292,050
T.Rowe Price Blue Chip Growth - II	12,883,728	7,991,879
T.Rowe Price Equity Income - II	8,033,014	4,347,293
Van Eck VIP Global Hard Assets Initial Class	9,215,295	9,968,857

  (1) Operations commenced during 2015.

7. FAIR VALUE MEASUREMENTS

The Separate Account characterizes its holdings in the Variable Accounts as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

I-3

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

Level 1 –	Quoted prices (unadjusted) in active markets for identical holdings
Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2015, the Variable Accounts’ holdings as presented in the Schedule of Investments in Section G of this brochure were all categorized as Level 1 under the three-tier hierarchy of inputs.

8. CHANGE IN UNITS OUTSTANDING

The changes in units outstanding for the year or period ended December 31, 2015 and 2014 were as follows:

	2015			2014
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Core Income (1)	44,437	(9,956)	34,481
Diversified Bond	1,744,310	(641,983)	1,102,327	2,235,807	(740,158)	1,495,649
Floating Rate Income	271,730	(216,064)	55,666	391,924	(264,453)	127,471
Floating Rate Loan	243,036	(414,534)	(171,498)	623,567	(1,193,952)	(570,385)
High Yield Bond	538,081	(697,298)	(159,217)	569,468	(639,211)	(69,743)
Inflation Managed	224,152	(339,354)	(115,202)	372,474	(571,006)	(198,532)
Inflation Strategy	127,404	(83,372)	44,032	238,563	(245,770)	(7,207)
Managed Bond	651,197	(1,005,944)	(354,747)	3,399,534	(4,424,384)	(1,024,850)
Short Duration Bond	1,595,355	(1,721,758)	(126,403)	1,956,696	(1,450,121)	506,575
Emerging Markets Debt	141,459	(180,089)	(38,630)	146,310	(76,524)	69,786
Comstock	495,237	(580,118)	(84,881)	1,056,661	(909,214)	147,447
Dividend Growth	500,101	(411,571)	88,530	641,647	(762,568)	(120,921)
Equity Index	1,202,608	(1,197,963)	4,645	1,376,267	(1,388,187)	(11,920)
Focused Growth	422,986	(390,255)	32,731	234,143	(292,376)	(58,233)
Growth	230,606	(442,511)	(211,905)	266,040	(568,839)	(302,799)
Large-Cap Growth	793,337	(756,590)	36,747	1,412,138	(1,627,031)	(214,893)
Large-Cap Value	535,256	(913,340)	(378,084)	744,239	(985,031)	(240,792)
Long/Short Large-Cap	213,257	(287,987)	(74,730)	302,773	(192,134)	110,639
Main Street Core	189,226	(326,305)	(137,079)	416,629	(599,987)	(183,358)
Mid-Cap Equity	170,199	(383,612)	(213,413)	467,676	(772,951)	(305,275)
Mid-Cap Growth	411,957	(610,588)	(198,631)	941,790	(1,166,121)	(224,331)
Mid-Cap Value	160,177	(276,545)	(116,368)	413,328	(443,554)	(30,226)
Small-Cap Equity	157,988	(170,644)	(12,656)	314,064	(238,570)	75,494
Small-Cap Growth	74	(210,197)	(210,123)	94,811	(595,245)	(500,434)
Small-Cap Index	876,061	(1,306,741)	(430,680)	952,895	(1,559,196)	(606,301)
Small-Cap Value	298,850	(422,632)	(123,782)	414,611	(565,826)	(151,215)
Value Advantage	55,337	(270,248)	(214,911)	464,488	(22,358)	442,130
Emerging Markets	635,665	(824,359)	(188,694)	990,350	(1,154,395)	(164,045)
International Large-Cap	2,138,251	(2,118,765)	19,486	1,864,641	(2,754,780)	(890,139)
International Small-Cap	984,028	(393,238)	590,790	693,203	(489,062)	204,141
International Value	840,830	(853,836)	(13,006)	842,194	(962,853)	(120,659)
Health Sciences	390,586	(406,717)	(16,131)	421,651	(384,142)	37,509
Real Estate	444,722	(728,342)	(283,620)	563,724	(720,198)	(156,474)
Technology	568,103	(412,009)	156,094	822,490	(878,326)	(55,836)
Absolute Return (1)	4,220	(139)	4,081
Currency Strategies	24,299	(25,414)	(1,115)	44,674	(7,471)	37,203
Equity Long/Short (1)	455,851	(1,948)	453,903
Global Absolute Return	207,926	(47,604)	160,322	49,957	(12,354)	37,603
Pacific Dynamix - Conservative Growth	104,836	(75,282)	29,554	143,084	(45,551)	97,533
Pacific Dynamix - Moderate Growth	321,064	(163,577)	157,487	535,446	(143,088)	392,358
Pacific Dynamix - Growth	416,600	(188,021)	228,579	446,306	(197,969)	248,337
Portfolio Optimization Conservative	236,771	(468,576)	(231,805)	417,021	(1,082,146)	(665,125)
Portfolio Optimization Moderate-Conservative	468,492	(504,550)	(36,058)	1,589,631	(1,893,737)	(304,106)
Portfolio Optimization Moderate	1,840,017	(3,238,377)	(1,398,360)	3,072,369	(3,417,394)	(345,025)
Portfolio Optimization Growth	2,429,278	(3,057,288)	(628,010)	3,869,030	(4,629,241)	(760,211)
Portfolio Optimization Aggressive-Growth	1,222,344	(1,278,957)	(56,613)	1,757,828	(1,845,783)	(87,955)
Invesco V.I. International Growth Series II	973,009	(244,542)	728,467	501,160	(199,989)	301,171
American Century VP Mid Cap Value Class II	201,406	(181,047)	20,359	302,413	(213,248)	89,165
American Funds IS Asset Allocation Fund Class 4 (1)	1,329,928	(45,261)	1,284,667
American Funds IS Growth Fund Class 4 (1)	2,705,802	(81,439)	2,624,363
American Funds IS Growth-Income Fund Class 4 (1)	3,307,342	(90,394)	3,216,948

I-4

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

	2015			2014
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
BlackRock Basic Value V.I. Class III	349,209	(377,755)	(28,546)	527,005	(401,947)	125,058
BlackRock Global Allocation V.I. Class III	485,769	(569,879)	(84,110)	788,194	(657,665)	130,529
BlackRock iShares Alternative Strategies V.I. Class I (1)	39,217	(2,692)	36,525
BlackRock iShares Dynamic Allocation V.I. Class I (1)	8,590	(382)	8,208
BlackRock iShares Dynamic Fixed Income V.I. Class I (1)	8,517	(1,387)	7,130
BlackRock iShares Equity Appreciation V.I. Class I (1)	16,302	(329)	15,973
Dreyfus Appreciation Service Shares	14,841	(12,118)	2,723	29,431	(17,728)	11,703
Fidelity VIP Contrafund Service Class 2	368,153	(601,936)	(233,783)	428,886	(557,936)	(129,050)
Fidelity VIP Freedom 2010 Service Class 2	72,897	(12,051)	60,846	11,964	(9,694)	2,270
Fidelity VIP Freedom 2015 Service Class 2	31,918	(45,605)	(13,687)	29,479	(112,602)	(83,123)
Fidelity VIP Freedom 2020 Service Class 2	84,855	(164,153)	(79,298)	180,314	(189,626)	(9,312)
Fidelity VIP Freedom 2025 Service Class 2	194,610	(129,615)	64,995	188,091	(105,238)	82,853
Fidelity VIP Freedom 2030 Service Class 2	120,367	(109,389)	10,978	159,350	(158,184)	1,166
Fidelity VIP Freedom 2035 Service Class 2	82,458	(33,736)	48,722	301,366	(158,276)	143,090
Fidelity VIP Freedom 2045 Service Class 2	118,158	(30,375)	87,783	70,292	(24,001)	46,291
Fidelity VIP Freedom Income Service Class 2	38,931	(24,995)	13,936	39,190	(19,638)	19,552
Fidelity VIP Growth Service Class 2	92,329	(175,307)	(82,978)	234,441	(137,603)	96,838
Fidelity VIP Mid Cap Service Class 2	145,511	(252,332)	(106,821)	187,363	(275,771)	(88,408)
Fidelity VIP Government Money Market Service Class (2)	29,850,316	(24,950,975)	4,899,341	44,959,667	(27,938,586)	17,021,081
Fidelity VIP Value Strategies Service Class 2	93,385	(91,466)	1,919	96,339	(68,408)	27,931
Templeton Foreign VIP Class 2	590,422	(415,867)	174,555	1,086,079	(424,939)	661,140
Templeton Global Bond VIP Class 2	543,227	(793,358)	(250,131)	934,854	(1,100,856)	(166,002)
GE Investments Total Return Class 3	48,224	(25,286)	22,938	50,079	(25,903)	24,176
Janus Aspen Series Enterprise Service Shares	404,163	(212,950)	191,213	175,380	(133,226)	42,154
Janus Aspen Series Overseas Service Shares	507,344	(681,437)	(174,093)	508,278	(716,482)	(208,204)
Lazard Retirement Global Dynamic Multi Asset Service Class (2)	61,115	(14,909)	46,206	40,197	(970)	39,227
Lazard Retirement U.S. Strategic Equity Service Class	31,276	(142,292)	(111,016)	242,003	(120,336)	121,667
ClearBridge Variable Aggressive Growth - Class II	511,103	(285,578)	225,525	463,709	(243,081)	220,628
ClearBridge Variable Mid Cap Core - Class II	328,177	(1,015,615)	(687,438)	456,356	(220,376)	235,980
Western Asset Variable Global High Yield Bond - Class II (1)	15,328	(2,038)	13,290
Lord Abbett Bond Debenture Class VC (2)	187,397	(75,793)	111,604	74,867	(2,210)	72,657
Lord Abbett Developing Growth Class VC	358,580	(245,255)	113,325	382,108	(269,692)	112,416
Lord Abbett Fundamental Equity Class VC	46,845	(161,491)	(114,646)	160,828	(494,202)	(333,374)
Lord Abbett Total Return Class VC	2,332,502	(1,118,329)	1,214,173	2,228,067	(141,251)	2,086,816
I	384,183	(441,977)	(57,794)	397,392	(520,489)	(123,097)
II	200,476	(332,520)	(132,044)	279,937	(336,173)	(56,236)
III	115,928	(124,832)	(8,904)	102,730	(163,950)	(61,220)
V	426,482	(371,372)	55,110	351,616	(315,348)	36,268
MFS New Discovery Series - Service Class	430,584	(470,800)	(40,216)	349,175	(367,799)	(18,624)
MFS Utilities Series - Service Class	304,244	(471,691)	(167,447)	384,955	(318,000)	66,955
MFS Value Series - Service Class (1)	76,172	(24,703)	51,469
Neuberger Berman Socially Responsive I Class	10,360	(5,367)	4,993	9,109	(3,423)	5,686
Oppenheimer Global Fund/VA Service Shares	431,693	(103,386)	328,307	223,783	(49,683)	174,100
PIMCO Global Multi-Asset Managed Allocation - Advisor Class	120,156	(138,683)	(18,527)	144,908	(326,037)	(181,129)
Royce Micro-Cap Service Class	45,013	(31,502)	13,511	46,713	(53,899)	(7,186)
T. Rowe Price Blue Chip Growth - II	875,919	(684,564)	191,355	958,048	(661,389)	296,659
T. Rowe Price Equity Income - II	622,030	(524,527)	97,503	731,381	(1,437,413)	(706,032)
Van Eck VIP Global Hard Assets Initial Class	704,174	(789,163)	(84,989)	540,640	(701,995)	(161,355)

(1) Operations commenced during 2015.

(2) Operations commenced during 2014 (See Financial Highlights for commencement date of operations).

I-5

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

Pacific Life Insurance Company:

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Pacific Select Exec Separate Account of Pacific Life Insurance Company (the “Separate Account”) comprised of Core Income, Diversified Bond, Floating Rate Income, Floating Rate Loan, High Yield Bond, Inflation Managed, Inflation Strategy, Managed Bond, Short Duration Bond, Emerging Markets Debt, Comstock, Dividend Growth, Equity Index, Focused Growth, Growth, Large-Cap Growth, Large-Cap Value, Long/Short Large-Cap, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Small-Cap Growth, Small-Cap Index, Small-Cap Value, Value Advantage, Emerging Markets, International Large-Cap, International Small-Cap, International Value, Health Sciences, Real Estate, Technology, Absolute Return, Currency Strategies, Equity Long/Short, Global Absolute Return, Pacific Dynamix – Conservative Growth, Pacific Dynamix – Moderate Growth, Pacific Dynamix – Growth, Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, Portfolio Optimization Aggressive-Growth, Invesco V.I. International Growth Series II, American Century VP Mid Cap Value Class II, American Funds® IS Asset Allocation FundSM Class 4, American Funds IS Growth FundSM Class 4 , American Funds IS Growth-Income FundSM Class 4 , BlackRock® Basic Value V.I. Class III, BlackRock Global Allocation V.I. Class III, BlackRock iShares Alternative Strategies V.I. Class I, BlackRock iShares Dynamic Allocation V.I. Class I, BlackRock iShares Dynamic Fixed Income V.I. Class I, BlackRock iShares Equity Appreciation V.I. Class I, Dreyfus Appreciation Service Shares, Fidelity® VIP Contrafund® Service Class 2, Fidelity VIP Freedom 2010 Service Class 2, Fidelity VIP Freedom 2015 Service Class 2, Fidelity VIP Freedom 2020 Service Class 2, Fidelity VIP Freedom 2025 Service Class 2, Fidelity VIP Freedom 2030 Service Class 2, Fidelity VIP Freedom 2035 Service Class 2, Fidelity VIP Freedom 2045 Service Class 2, Fidelity VIP Freedom Income Service Class 2, Fidelity VIP Growth Service Class 2, Fidelity VIP Mid Cap Service Class 2, Fidelity VIP Government Money Market Service Class (formerly named Fidelity VIP Money Market Service Class), Fidelity VIP Value Strategies Service Class 2, Templeton Foreign VIP Class 2,Templeton Global Bond VIP Class 2, GE Investments Total Return Class 3, Janus Aspen Series Enterprise Service Shares, Janus Aspen Series Overseas Service Shares, Lazard Retirement Global Dynamic Multi Asset Service Class, Lazard Retirement U.S. Strategic Equity Service Class, ClearBridge Variable Aggressive Growth – Class II, ClearBridge Variable Mid Cap Core – Class II, Western Asset Variable Global High Yield Bond – Class II, Lord Abbett Bond Debenture Class VC, Lord Abbett Developing Growth Class VC, Lord Abbett Fundamental Equity Class VC, Lord Abbett Total Return Class VC, Variable Account I, Variable Account II, Variable Account III, Variable Account V, MFS® New Discovery Series – Service Class, MFS Utilities Series - Service Class, MFS Value Series – Service Class, Neuberger Berman Socially Responsive I Class, Oppenheimer Global Fund/VA Service Shares, PIMCO Global Multi-Asset Managed Allocation – Advisor Class, Royce Micro-Cap Service Class, T. Rowe Price Blue Chip Growth – II, T. Rowe Price Equity Income – II, and Van Eck VIP Global Hard Assets Initial Class Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2015, the related statements of operations for the year or period then ended, and the statements of changes in net assets and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of mutual fund investments owned as of December 31, 2015, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Exec Separate Account of Pacific Life Insurance Company as of December 31, 2015, the results of their operations for the year or period then ended, and the changes in their net assets and financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Costa Mesa, California

February 26, 2016

J-1

Pacific Life Insurance Company

Mailing Address:

P.O. Box 2030

Omaha, Nebraska 68103-2030

Annual Reports as of December 31, 2015 for:

• Pacific Select Fund

• Pacific Select Exec Separate Account of Pacific Life Insurance Company

Form No.	15-17463-26